American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Equity Fund
November 30, 2023

Avantis Emerging Markets Equity Fund - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.2%
Brazil — 6.4%
3R Petroleum Oleo E Gas SA(1)	7,000	42,750
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(1)	2,800	489
Allos SA	47,361	245,270
Alpargatas SA, Preference Shares(1)	11,700	22,606
Ambev SA, ADR	85,307	233,741
Anima Holding SA(1)	600	479
Atacadao SA	21,000	48,510
Auren Energia SA	23,902	71,045
Azul SA, ADR(1)	1,804	18,689
B3 SA - Brasil Bolsa Balcao	106,500	289,507
Banco ABC Brasil SA(1)	873	3,824
Banco ABC Brasil SA, Preference Shares	17,800	79,886
Banco BMG SA, Preference Shares	4,900	2,648
Banco Bradesco SA	59,859	173,665
Banco Bradesco SA, ADR	196,953	655,853
Banco BTG Pactual SA	35,100	253,870
Banco do Brasil SA	47,660	525,300
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	31,600	77,234
Banco Mercantil do Brasil SA, Preference Shares	800	2,417
Banco Pan SA, Preference Shares	28,200	45,835
Banco Santander Brasil SA, ADR	12,690	79,439
BB Seguridade Participacoes SA	22,300	142,217
Bemobi Mobile Tech SA	5,500	14,292
BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,400	46,140
Braskem SA, Class A, ADR(1)(2)	13,074	101,716
BRF SA, ADR(1)(2)	30,252	88,336
C&A MODAS SA(1)	24,900	41,837
Camil Alimentos SA	13,900	21,265
CCR SA	41,000	112,786
Centrais Eletricas Brasileiras SA, ADR(2)	12,652	104,759
Centrais Eletricas Brasileiras SA, Class B Preference Shares	7,300	66,548
Cia Brasileira de Aluminio	14,600	12,221
Cia Brasileira de Distribuicao, ADR(1)	30,242	19,440
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	16,316	223,855
Cia de Saneamento de Minas Gerais Copasa MG	24,500	93,081
Cia de Saneamento do Parana	13,600	72,890
Cia de Saneamento do Parana, Preference Shares	133,000	143,213
Cia Energetica de Minas Gerais, ADR	35,129	77,635
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	4,800	45,279
Cia Paranaense de Energia	23,700	42,276
Cia Paranaense de Energia, ADR(2)	14,158	135,917
Cia Paranaense de Energia, Preference Shares	103,000	197,962
Cia Siderurgica Nacional SA, ADR	74,734	245,875
Cielo SA	70,500	57,436
Construtora Tenda SA(1)	11,700	32,637
Cosan SA	42,544	152,904
CPFL Energia SA	7,800	58,143
Cristal Pigmentos do Brasil SA, Preference Shares	200	1,521

CTEEP-Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	5,700	27,874
CVC Brasil Operadora e Agencia de Viagens SA(1)	39,500	27,045
Cyrela Brazil Realty SA Empreendimentos e Participacoes	35,000	154,306
Dexco SA	34,738	51,380
Dexxos Participacoes SA	3,600	8,338
Direcional Engenharia SA	7,300	29,633
EcoRodovias Infraestrutura e Logistica SA	54,100	94,745
Embraer SA, ADR(1)(2)	8,874	155,206
Empreendimentos Pague Menos SA	29,100	19,688
Enauta Participacoes SA	39,800	125,172
Energisa SA	22,900	244,025
Eneva SA(1)	42,000	107,175
Engie Brasil Energia SA	6,000	53,831
Equatorial Energia SA	17,240	119,334
Eternit SA	9,288	16,266
Eucatex SA Industria e Comercio, Preference Shares	3,000	9,734
Even Construtora e Incorporadora SA	21,800	31,092
Ez Tec Empreendimentos e Participacoes SA	16,300	61,398
Fras-Le SA	1,000	3,139
Gafisa SA(1)	1,194	1,589
Gerdau SA, ADR	94,275	420,466
Gol Linhas Aereas Inteligentes SA(1)	11,284	11,463
Gol Linhas Aereas Inteligentes SA, ADR(1)(2)	2,473	8,928
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	2,495	4,608
Grazziotin SA, Preference Shares	200	1,073
Grendene SA	16,400	21,958
Grupo Casas Bahia SA(1)	279,700	30,118
Grupo Mateus SA(1)	33,900	43,459
Grupo SBF SA	14,900	33,269
Guararapes Confeccoes SA(1)	19,100	23,749
Hapvida Participacoes e Investimentos SA(1)	91,728	81,067
Helbor Empreendimentos SA	720	429
Hidrovias do Brasil SA(1)	73,100	54,208
Hypera SA	7,300	50,100
Iguatemi SA	19,137	88,958
Iguatemi SA	1	1
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,000	17,667
Inter & Co., Inc.(1)	1,491	7,837
International Meal Co. Alimentacao SA, Class A(1)	37,500	14,628
Iochpe Maxion SA	20,200	48,919
Irani Papel e Embalagem SA	5,300	11,145
IRB-Brasil Resseguros SA(1)	14,647	150,992
Itau Unibanco Holding SA, ADR	151,017	966,509
Jalles Machado SA	18,157	29,474
JBS SA	21,800	103,418
JHSF Participacoes SA	26,500	23,528
Kepler Weber SA	18,400	41,757
Klabin SA	60,000	276,104
Lavvi Empreendimentos Imobiliarios SA	5,200	7,913
Light SA(1)	15,600	18,858
Localiza Rent a Car SA	14,934	181,621
Localiza Rent a Car SA(1)	109	1,253
LOG Commercial Properties e Participacoes SA	4,900	22,907
Log-in Logistica Intermodal SA(1)	5,558	54,812
Lojas Quero Quero SA(1)	41,800	43,736

Lojas Renner SA	29,370	98,217
LPS Brasil Consultoria de Imoveis SA	6,100	2,714
Magazine Luiza SA(1)	106,000	43,071
Mahle-Metal Leve SA	6,600	42,587
Marcopolo SA, Preference Shares	53,500	65,760
Marfrig Global Foods SA	76,043	150,632
Marisa Lojas SA(1)	2,490	1,942
Meliuz SA(1)	9,220	14,030
Metalurgica Gerdau SA, Preference Shares	47,900	100,042
Mills Estruturas e Servicos de Engenharia SA	12,849	33,153
Minerva SA	34,400	50,949
Mitre Realty Empreendimentos E Participacoes LTDA	2,600	2,509
Moura Dubeux Engenharia SA(1)	9,100	21,835
Movida Participacoes SA	24,200	54,427
MPM Corporeos SA(1)	2,100	559
MRV Engenharia e Participacoes SA(1)	53,000	103,695
Multilaser Industrial SA(1)	10,400	4,627
Multiplan Empreendimentos Imobiliarios SA	11,400	63,207
Natura & Co. Holding SA(1)	24,178	81,297
Oceanpact Servicos Maritimos SA(1)	13,400	15,545
Odontoprev SA	32,260	73,079
Omega Energia SA(1)	16,600	32,377
Pagseguro Digital Ltd., Class A(1)	27,137	273,541
Paranapanema SA(1)	200	173
Pet Center Comercio e Participacoes SA	16,400	13,794
Petroleo Brasileiro SA, ADR	88,673	1,354,037
Petroleo Brasileiro SA, ADR, Preference Shares	113,467	1,650,945
Petroreconcavo SA	22,600	90,730
Porto Seguro SA	3,800	21,563
Portobello SA	18,400	25,944
Positivo Tecnologia SA	2,800	3,806
PRIO SA(1)	43,900	411,436
Profarma Distribuidora de Produtos Farmaceuticos SA	1,200	1,299
Raia Drogasil SA	51,332	293,576
Raizen SA, Preference Shares	117,400	86,821
Randon SA Implementos e Participacoes, Preference Shares	38,200	87,078
Rede D'Or Sao Luiz SA	17,010	91,926
Romi SA	7,408	19,265
Rumo SA	27,200	126,549
Santos Brasil Participacoes SA	14,600	25,094
Sao Carlos Empreendimentos e Participacoes SA(1)	100	486
Sao Martinho SA	14,400	96,691
Sendas Distribuidora SA, ADR	29,443	388,648
Ser Educacional SA(1)	19,400	25,146
SLC Agricola SA	4,720	36,104
Smartfit Escola de Ginastica e Danca SA	15,700	73,587
StoneCo Ltd., A Shares(1)	21,636	337,522
Suzano SA, ADR	50,856	552,296
SYN prop e tech SA(1)	7,800	6,608
Taurus Armas SA, Preference Shares	10,600	30,882
Tegma Gestao Logistica SA	400	2,173
Telefonica Brasil SA, ADR	10,742	114,939
TIM SA, ADR	18,131	319,650
TOTVS SA	7,000	47,117
Trisul SA	15,400	17,521

Tupy SA	7,300	38,443
Ultrapar Participacoes SA, ADR	70,909	360,927
Unipar Carbocloro SA, Class B Preference Shares	6,460	97,188
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	43,700	69,784
Vale SA, ADR	103,975	1,559,625
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,900	12,049
Vibra Energia SA	132,700	628,714
Vivara Participacoes SA	800	4,866
WEG SA	29,000	201,501
Wilson Sons SA	13,800	43,289
Wiz Co.	4,600	5,673
XP, Inc., Class A	28,267	658,338
YDUQS Participacoes SA	13,000	53,273
Zamp SA(1)	10,800	12,814
		20,892,825
Chile — 0.6%
Aguas Andinas SA, A Shares	107,602	32,940
Banco de Chile	1,946,133	218,857
Banco de Credito e Inversiones SA	5,834	156,694
Banco Itau Chile SA	4,740	46,724
Banco Santander Chile, ADR	4,939	96,656
Besalco SA	2,057	977
CAP SA	6,824	46,933
Cencosud SA	36,586	67,955
Cencosud Shopping SA	29,082	46,426
Cia Cervecerias Unidas SA, ADR	858	10,511
Cia Sud Americana de Vapores SA	1,175,240	68,269
Colbun SA	1,077,433	170,601
Embotelladora Andina SA, Class B Preference Shares	43,127	103,913
Empresa Nacional de Telecomunicaciones SA	21,346	71,122
Empresas CMPC SA	88,226	170,616
Empresas Copec SA	17,036	126,132
Enel Americas SA(1)	617,577	71,980
Enel Chile SA	1,526,324	96,286
Engie Energia Chile SA(1)	14,725	13,972
Falabella SA(1)	6,732	15,720
Grupo Security SA	30,991	8,350
Inversiones Aguas Metropolitanas SA	7,601	5,850
Parque Arauco SA	57,107	82,017
Ripley Corp. SA	168,455	29,582
Salfacorp SA	2,048	990
SMU SA	216,649	39,969
Sociedad Quimica y Minera de Chile SA, ADR(2)	3,206	161,069
SONDA SA	1,402	604
Vina Concha y Toro SA	4,299	5,129
		1,966,844
China — 24.8%
361 Degrees International Ltd.	128,000	57,596
3SBio, Inc.	233,000	216,405
AAC Technologies Holdings, Inc.(2)	89,000	250,254
Agile Group Holdings Ltd.(1)(2)	200,000	23,276
Agora, Inc., ADR(1)	4,604	11,556
Agricultural Bank of China Ltd., H Shares	1,384,000	510,880
Air China Ltd., H Shares(1)	28,000	18,849
AK Medical Holdings Ltd.(2)	8,000	7,216

Akeso, Inc.(1)(2)	35,000	223,346
Alibaba Group Holding Ltd., ADR(1)	67,843	5,080,084
Alibaba Health Information Technology Ltd.(1)(2)	74,000	41,983
Alibaba Pictures Group Ltd.(1)(2)	860,000	58,272
A-Living Smart City Services Co. Ltd.(1)(2)	114,750	55,776
Alliance International Education Leasing Holdings Ltd.(1)(2)	117,000	19,761
Aluminum Corp. of China Ltd., H Shares	128,000	63,215
ANE Cayman, Inc.(1)	25,000	20,438
Angang Steel Co. Ltd., H Shares	4,000	819
Anhui Conch Cement Co. Ltd., H Shares	94,500	220,360
Anhui Expressway Co. Ltd., H Shares	80,000	74,764
ANTA Sports Products Ltd.	71,000	740,964
Asia Cement China Holdings Corp.	43,000	12,654
AsiaInfo Technologies Ltd.	8,000	8,515
Autohome, Inc., ADR	5,218	142,504
BAIC Motor Corp. Ltd., H Shares	47,000	14,264
Baidu, Inc., ADR(1)	6,314	749,219
BAIOO Family Interactive Ltd.	74,000	2,423
Bairong, Inc.(1)	18,500	31,463
Bank of China Ltd., H Shares	3,717,000	1,361,868
Bank of Chongqing Co. Ltd., H Shares	27,000	13,646
Bank of Communications Co. Ltd., H Shares	643,000	379,002
Baozun, Inc., ADR(1)(2)	1,003	2,989
Baozun, Inc., Class A(1)(2)	1,700	1,607
BBMG Corp., H Shares	5,000	479
BeiGene Ltd., ADR(1)	885	165,442
Beijing Capital International Airport Co. Ltd., H Shares(1)	94,000	34,044
Beijing Enterprises Holdings Ltd.	33,500	111,065
Beijing Enterprises Water Group Ltd.	410,000	82,374
Beijing Jingneng Clean Energy Co. Ltd., H Shares	162,000	32,138
Beijing North Star Co. Ltd., H Shares(1)	4,000	374
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	29,000	46,705
Binjiang Service Group Co. Ltd.	10,500	20,378
BOC Aviation Ltd.	26,900	193,544
Bosideng International Holdings Ltd.	674,000	282,628
Bright Scholar Education Holdings Ltd., ADR(1)	27	31
Brilliance China Automotive Holdings Ltd.	60,000	32,206
Burning Rock Biotech Ltd., ADR(1)(2)	365	303
BYD Co. Ltd., H Shares	46,500	1,249,762
BYD Electronic International Co. Ltd.	119,000	543,160
C&D International Investment Group Ltd.	107,000	218,860
C&D Property Management Group Co. Ltd.(2)	19,000	9,979
Cabbeen Fashion Ltd.	11,000	1,608
Canaan, Inc., ADR(1)(2)	17,159	25,910
Canadian Solar, Inc.(1)(2)	621	13,060
Cango, Inc., ADR(1)	5,200	5,356
Canvest Environmental Protection Group Co. Ltd.(2)	108,000	49,757
Cathay Media & Education Group, Inc.	12,000	1,261
Central China Management Co. Ltd.	18,000	739
Central China New Life Ltd.(1)	62,000	12,544
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)	14,700	4,660
Chaowei Power Holdings Ltd.	36,000	6,448
Cheetah Mobile, Inc., ADR(1)	61	120
China Aircraft Leasing Group Holdings Ltd.	1,000	478
China Beststudy Education Group(1)	17,000	1,694

China BlueChemical Ltd., H Shares	284,000	65,775
China Bohai Bank Co. Ltd., H Shares(1)	215,000	31,669
China Chunlai Education Group Co. Ltd.	44,000	35,654
China Cinda Asset Management Co. Ltd., H Shares	1,306,000	126,976
China CITIC Bank Corp. Ltd., H Shares	878,000	396,617
China Coal Energy Co. Ltd., H Shares	267,000	226,080
China Communications Services Corp. Ltd., H Shares	536,000	228,375
China Conch Environment Protection Holdings Ltd.(1)(2)	5,500	1,302
China Conch Venture Holdings Ltd.	157,500	118,009
China Construction Bank Corp., H Shares	4,885,000	2,824,475
China Datang Corp. Renewable Power Co. Ltd., H Shares	459,000	95,172
China Dongxiang Group Co. Ltd.	210,000	7,124
China East Education Holdings Ltd.	51,000	16,851
China Eastern Airlines Corp. Ltd., H Shares(1)(2)	14,000	4,512
China Education Group Holdings Ltd.	218,000	132,404
China Everbright Bank Co. Ltd., H Shares	351,000	100,188
China Everbright Environment Group Ltd.	676,000	222,285
China Everbright Greentech Ltd.(2)	104,000	10,237
China Everbright Ltd.	122,000	70,425
China Feihe Ltd.	608,000	356,267
China Foods Ltd.	32,000	10,777
China Galaxy Securities Co. Ltd., H Shares	340,500	182,173
China Gas Holdings Ltd.	182,000	166,869
China Glass Holdings Ltd.(1)	156,000	13,766
China Harmony Auto Holding Ltd.(1)	28,500	2,521
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	51,000	11,401
China Hongqiao Group Ltd.(2)	210,000	171,010
China International Capital Corp. Ltd., H Shares	79,200	125,101
China Kepei Education Group Ltd.	68,000	15,091
China Lesso Group Holdings Ltd.	161,000	88,781
China Life Insurance Co. Ltd., Class H	170,580	231,049
China Lilang Ltd.	24,000	12,828
China Literature Ltd.(1)	21,000	71,590
China Longyuan Power Group Corp. Ltd., H Shares	283,000	211,659
China Maple Leaf Educational Systems Ltd.(1)	42,000	1,855
China Medical System Holdings Ltd.	224,000	430,277
China Mengniu Dairy Co. Ltd.(1)	91,000	285,138
China Merchants Bank Co. Ltd., H Shares	196,500	685,788
China Merchants Land Ltd.	40,000	1,587
China Merchants Port Holdings Co. Ltd.	173,814	222,489
China Minsheng Banking Corp. Ltd., H Shares	549,500	183,650
China Modern Dairy Holdings Ltd.(2)	418,000	40,682
China National Building Material Co. Ltd., H Shares	484,000	215,303
China New Higher Education Group Ltd.	234,000	60,364
China Nonferrous Mining Corp. Ltd.	314,000	189,845
China Oil & Gas Group Ltd.(1)	40,000	1,258
China Oriental Group Co. Ltd.	26,000	4,027
China Pacific Insurance Group Co. Ltd., H Shares	145,600	307,491
China Petroleum & Chemical Corp., Class H	1,480,300	759,739
China Power International Development Ltd.(2)	902,000	331,447
China Railway Group Ltd., H Shares	339,000	148,791
China Railway Signal & Communication Corp. Ltd., H Shares	31,000	9,391
China Rare Earth Holdings Ltd.(1)	68,000	3,096
China Renaissance Holdings Ltd.(1)(2)	32,700	15,217
China Resources Beer Holdings Co. Ltd.	70,000	315,553

China Resources Cement Holdings Ltd.	324,000	74,610
China Resources Gas Group Ltd.	26,000	81,488
China Resources Land Ltd.	132,000	483,277
China Resources Medical Holdings Co. Ltd.	149,000	84,979
China Resources Mixc Lifestyle Services Ltd.	43,000	162,556
China Resources Pharmaceutical Group Ltd.	64,500	40,206
China Resources Power Holdings Co. Ltd.	300,000	578,447
China Risun Group Ltd.(2)	289,000	119,085
China Sanjiang Fine Chemicals Co. Ltd.(1)	48,000	7,432
China SCE Group Holdings Ltd.(1)(2)	290,000	7,439
China Shenhua Energy Co. Ltd., H Shares	240,000	783,822
China Shineway Pharmaceutical Group Ltd.	48,000	41,203
China Shuifa Singyes Energy Holdings Ltd.(1)	66,000	3,388
China South City Holdings Ltd.(2)	148,000	6,819
China Starch Holdings Ltd.	515,000	8,510
China Sunshine Paper Holdings Co. Ltd.(1)	69,000	25,597
China Suntien Green Energy Corp. Ltd., H Shares	162,000	53,879
China Taiping Insurance Holdings Co. Ltd.	233,000	211,663
China Tower Corp. Ltd., H Shares	5,280,000	547,358
China Traditional Chinese Medicine Holdings Co. Ltd.	226,000	115,549
China Travel International Investment Hong Kong Ltd.	318,000	58,206
China Vanke Co. Ltd., H Shares	97,700	98,611
China Water Affairs Group Ltd.	120,000	68,122
China XLX Fertiliser Ltd.	112,000	47,678
China Yongda Automobiles Services Holdings Ltd.	118,000	45,158
China Youran Dairy Group Ltd.	98,000	18,113
China Youzan Ltd.(1)	80,000	1,095
China Yuhua Education Corp. Ltd.(1)	328,000	29,070
China ZhengTong Auto Services Holdings Ltd.(1)	18,000	771
Chongqing Rural Commercial Bank Co. Ltd., H Shares	147,000	54,368
Chow Tai Fook Jewellery Group Ltd.	214,200	310,976
CIFI Ever Sunshine Services Group Ltd.	90,000	14,534
CIFI Holdings Group Co. Ltd.(1)(2)	282,880	11,215
CIMC Enric Holdings Ltd.	156,000	134,632
CITIC Ltd.	419,000	394,193
CITIC Securities Co. Ltd., H Shares	106,325	220,714
CMGE Technology Group Ltd.(1)(2)	110,000	20,122
CMOC Group Ltd., H Shares	405,000	231,426
CNFinance Holdings Ltd., ADR(1)(2)	1,003	2,156
COFCO Joycome Foods Ltd.(1)(2)	555,000	133,735
Concord New Energy Group Ltd.	1,440,000	123,612
Consun Pharmaceutical Group Ltd.	29,000	16,719
Coolpad Group Ltd.(1)	372,000	2,332
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	48,000	46,576
COSCO SHIPPING Holdings Co. Ltd., Class H	426,049	392,522
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	5,719
COSCO SHIPPING Ports Ltd.	264,985	177,966
Country Garden Holdings Co. Ltd.(1)(2)	1,063,210	119,619
Country Garden Services Holdings Co. Ltd.(2)	81,000	76,454
CPMC Holdings Ltd.	28,000	23,228
Crazy Sports Group Ltd.(1)	124,000	1,713
CSPC Pharmaceutical Group Ltd.	507,200	456,784
CSSC Hong Kong Shipping Co. Ltd.	248,000	42,547
Daqo New Energy Corp., ADR(1)	9,201	217,696
Datang International Power Generation Co. Ltd., H Shares(2)	6,000	906

Dexin China Holdings Co. Ltd.(1)	5,000	86
Differ Group Auto Ltd.(1)(2)	306,000	2,272
Digital China Holdings Ltd.	152,000	41,000
Dongfeng Motor Group Co. Ltd., Class H	356,000	178,613
Dongyue Group Ltd.	296,000	225,773
Duiba Group Ltd.(1)	16,000	603
East Buy Holding Ltd.(1)(2)	36,000	133,608
Ebang International Holdings, Inc., Class A(1)(2)	333	2,188
Edvantage Group Holdings Ltd.	89,119	27,172
E-House China Enterprise Holdings Ltd.(1)	48,000	1,287
ENN Energy Holdings Ltd.	18,500	127,692
Essex Bio-technology Ltd.	21,000	6,952
EVA Precision Industrial Holdings Ltd.	114,000	10,926
Everest Medicines Ltd.(1)(2)	9,500	24,894
Excellence Commercial Property & Facilities Management Group Ltd.	65,000	11,982
Fanhua, Inc., ADR(1)(2)	1,266	8,254
FIH Mobile Ltd.(1)	284,000	21,078
FinVolution Group, ADR	37,984	168,269
First Tractor Co. Ltd., H Shares(2)	84,000	52,357
Flat Glass Group Co. Ltd., H Shares(2)	4,000	6,580
Fosun International Ltd.	299,000	170,194
Fountain SET Holdings Ltd.(1)	6,000	302
Fu Shou Yuan International Group Ltd.	175,000	114,048
Fufeng Group Ltd.	327,000	173,643
Fuyao Glass Industry Group Co. Ltd., H Shares	20,800	97,511
Ganfeng Lithium Group Co. Ltd., H Shares	16,480	52,712
GCL New Energy Holdings Ltd.(1)	55,224	2,650
GCL Technology Holdings Ltd.	1,614,000	214,705
GDS Holdings Ltd., Class A(1)	58,800	74,636
Geely Automobile Holdings Ltd.	803,000	873,728
Gemdale Properties & Investment Corp. Ltd.	688,000	22,431
Genertec Universal Medical Group Co. Ltd.	137,000	73,033
Genor Biopharma Holdings Ltd.(1)	2,500	368
Genscript Biotech Corp.(1)	14,000	38,911
GF Securities Co. Ltd., H Shares	111,600	139,587
Global Cord Blood Corp.(1)(2)	1,762	2,114
Glory Health Industry Ltd.(1)	29,000	144
Goodbaby International Holdings Ltd.(1)	58,000	4,082
Grand Pharmaceutical Group Ltd.	125,000	70,940
Great Wall Motor Co. Ltd., H Shares(2)	224,000	322,786
Greatview Aseptic Packaging Co. Ltd.(1)	30,000	6,579
Greenland Hong Kong Holdings Ltd.(1)	22,000	830
Greentown China Holdings Ltd.	200,500	213,283
Guangzhou Automobile Group Co. Ltd., H Shares	152,000	70,433
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	346,800	52,756
Guotai Junan Securities Co. Ltd., H Shares	4,400	5,080
H World Group Ltd., ADR(1)	6,783	248,122
Haidilao International Holding Ltd.	98,000	194,479
Haier Smart Home Co. Ltd., H Shares	212,800	615,340
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	20,000	18,324
Haitian International Holdings Ltd.	30,000	76,366
Haitong Securities Co. Ltd., H Shares	252,000	141,220
Hangzhou Tigermed Consulting Co. Ltd., H Shares	1,700	8,951
Hansoh Pharmaceutical Group Co. Ltd.	40,000	80,839
Harbin Electric Co. Ltd., H Shares	92,000	24,813

Hebei Construction Group Corp. Ltd., H Shares(1)	3,000	250
Hello Group, Inc., ADR	23,770	153,554
Hengan International Group Co. Ltd.	105,000	383,353
Hilong Holding Ltd.(1)	302,000	9,339
Hisense Home Appliances Group Co. Ltd., H Shares(2)	91,000	224,241
Hollysys Automation Technologies Ltd.(1)	9,263	211,196
Homeland Interactive Technology Ltd.	24,000	6,385
Honliv Healthcare Management Group Co. Ltd.(1)	20,000	6,963
Hope Education Group Co. Ltd.(1)	1,008,000	56,091
Hopson Development Holdings Ltd.(1)	42,164	24,105
Hua Hong Semiconductor Ltd.(1)(2)	71,000	164,079
Huabao International Holdings Ltd.(2)	110,000	36,147
Huadian Power International Corp. Ltd., H Shares(2)	30,000	12,297
Huaneng Power International, Inc., H Shares(1)	94,000	48,922
Huatai Securities Co. Ltd., H Shares	137,800	172,358
Huaxi Holdings Co. Ltd.(1)	4,000	669
Huazhong In-Vehicle Holdings Co. Ltd.(2)	40,000	12,547
Hygeia Healthcare Holdings Co. Ltd.(2)	6,000	36,901
Industrial & Commercial Bank of China Ltd., H Shares	2,313,000	1,100,589
Ingdan, Inc.	66,000	10,633
Inkeverse Group Ltd.(1)	228,000	24,801
Innovent Biologics, Inc.(1)	15,000	87,847
iQIYI, Inc., ADR(1)	33,824	151,870
JD Health International, Inc.(1)	12,750	60,615
JD Logistics, Inc.(1)	256,500	314,596
JD.com, Inc., ADR	13,011	356,892
JD.com, Inc., Class A	4,138	56,443
JH Educational Technology, Inc.(1)	14,000	1,348
Jiangsu Expressway Co. Ltd., H Shares	78,000	70,040
Jiangxi Copper Co. Ltd., H Shares	119,000	168,709
Jingrui Holdings Ltd.(1)	6,000	27
Jinke Smart Services Group Co. Ltd., H Shares(1)(2)	11,000	12,806
Jinxin Fertility Group Ltd.(1)(2)	391,500	187,743
JNBY Design Ltd.	11,500	14,077
JOYY, Inc., ADR	4,883	187,556
Jutal Offshore Oil Services Ltd.(1)	38,000	2,429
Kangji Medical Holdings Ltd.(2)	11,000	10,501
Kanzhun Ltd., ADR(1)	3,034	50,152
KE Holdings, Inc., ADR	32,418	516,419
Kingboard Holdings Ltd.	105,000	252,781
Kingboard Laminates Holdings Ltd.	170,500	148,505
Kingdee International Software Group Co. Ltd.(1)	84,000	116,609
Kingsoft Corp. Ltd.	45,600	145,636
Kuaishou Technology(1)	42,100	310,418
Kunlun Energy Co. Ltd.	290,000	267,974
KWG Group Holdings Ltd.(1)	217,000	19,402
KWG Living Group Holdings Ltd.(1)	143,500	8,900
Lee & Man Chemical Co. Ltd.	4,000	1,527
Lee & Man Paper Manufacturing Ltd.	218,000	60,022
Legend Biotech Corp., ADR(1)	725	44,094
Lenovo Group Ltd.	134,000	165,372
LexinFintech Holdings Ltd., ADR	13,176	23,453
Li Auto, Inc., ADR(1)	43,094	1,592,323
Li Ning Co. Ltd.	45,500	126,618
Lifetech Scientific Corp.(1)(2)	542,000	166,544

Linklogis, Inc., Class B(2)	97,500	20,190
Longfor Group Holdings Ltd.	144,483	255,462
Lonking Holdings Ltd.	292,000	44,412
Luye Pharma Group Ltd.(1)(2)	114,000	56,896
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	218,000	25,578
Maanshan Iron & Steel Co. Ltd., H Shares(2)	4,000	630
Maoyan Entertainment(1)	21,600	25,979
Meituan, Class B(1)	101,010	1,169,342
Metallurgical Corp. of China Ltd., H Shares	5,000	948
Microport Cardioflow Medtech Corp.(1)(2)	45,000	10,073
Midea Real Estate Holding Ltd.	82,400	61,977
Ming Yuan Cloud Group Holdings Ltd.(1)(2)	32,000	13,354
MINISO Group Holding Ltd., ADR	11,847	300,085
Minsheng Education Group Co. Ltd.	34,000	1,197
Minth Group Ltd.	48,000	103,977
MMG Ltd.(1)(2)	484,000	138,921
Mobvista, Inc.(1)(2)	25,000	9,403
Moody Technology Holdings Ltd.(1)	140,000	5,473
Mulsanne Group Holding Ltd.(1)(2)	12,500	1,200
Nam Tai Property, Inc.(1)(2)	1,859	8,830
NetDragon Websoft Holdings Ltd.	59,500	102,394
NetEase, Inc., ADR	27,655	3,138,289
New China Life Insurance Co. Ltd., H Shares	81,700	162,337
New Oriental Education & Technology Group, Inc., ADR(1)	6,226	506,672
New Sparkle Roll International Group Ltd.(1)	8,500	1,251
Nexteer Automotive Group Ltd.	211,000	136,032
Nine Dragons Paper Holdings Ltd.	245,000	122,681
NIO, Inc., ADR(1)	17,882	130,002
Noah Holdings Ltd., ADR	3,545	45,447
Nongfu Spring Co. Ltd., H Shares(2)	57,400	327,397
OneConnect Financial Technology Co. Ltd., ADR(1)(2)	1,043	3,275
Orient Overseas International Ltd.	23,000	276,544
Pacific Millennium Packaging Group Corp.	2,000	1,619
PDD Holdings, Inc., ADR(1)	25,579	3,771,368
People's Insurance Co. Group of China Ltd., H Shares	603,000	195,330
Perennial Energy Holdings Ltd.	40,000	4,397
PetroChina Co. Ltd., Class H	1,218,400	797,289
Pharmaron Beijing Co. Ltd., H Shares(2)	5,850	14,136
PICC Property & Casualty Co. Ltd., H Shares	590,000	685,370
Ping An Healthcare & Technology Co. Ltd.(1)(2)	15,300	34,136
Ping An Insurance Group Co. of China Ltd., H Shares	300,506	1,378,316
Poly Property Group Co. Ltd.	289,362	59,547
Pop Mart International Group Ltd.	81,800	245,461
Postal Savings Bank of China Co. Ltd., H Shares	485,000	215,156
Powerlong Commercial Management Holdings Ltd.(2)	8,500	2,887
Powerlong Real Estate Holdings Ltd.(1)(2)	62,000	5,546
Prinx Chengshan Holdings Ltd.	6,000	5,046
PW Medtech Group Ltd.	7,000	694
Q Technology Group Co. Ltd.(1)(2)	79,000	47,638
Qifu Technology, Inc., ADR	26,320	408,486
Qingling Motors Co. Ltd., H Shares(1)	6,000	423
Qudian, Inc., ADR(1)	37,345	59,005
Radiance Holdings Group Co. Ltd.(1)(2)	182,000	81,320
Redco Properties Group Ltd.(1)	22,000	1,873
Redsun Properties Group Ltd.(1)(2)	84,000	1,181

Road King Infrastructure Ltd.(1)	5,000	1,054
Ronshine China Holdings Ltd.(1)	27,500	770
Sany Heavy Equipment International Holdings Co. Ltd.	116,000	120,561
SCE Intelligent Commercial Management Holdings Ltd.(1)	14,000	1,308
Scholar Education Group(1)	5,000	1,082
Seazen Group Ltd.(1)(2)	500,000	92,057
Shandong Hi-Speed New Energy Group Ltd.(1)	20,000	5,984
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	100,400	95,302
Shanghai Electric Group Co. Ltd., H Shares(1)	40,000	8,545
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	15,500	34,277
Shanghai Haohai Biological Technology Co. Ltd., H Shares(2)	200	1,090
Shanghai Industrial Holdings Ltd.	114,000	136,880
Shanghai Industrial Urban Development Group Ltd.(1)	1,600	75
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	49,200	71,321
Shanghai Pioneer Holding Ltd.	22,000	5,314
Shenzhen Expressway Corp. Ltd., H Shares	72,000	57,973
Shenzhen International Holdings Ltd.(2)	331,000	244,268
Shenzhen Investment Ltd.	268,000	38,724
Shenzhou International Group Holdings Ltd.	42,800	428,510
Shimao Services Holdings Ltd.(1)(2)	49,000	7,587
Shoucheng Holdings Ltd.	113,200	19,146
Shougang Fushan Resources Group Ltd.	380,000	137,236
Shui On Land Ltd.	588,500	54,974
Sihuan Pharmaceutical Holdings Group Ltd.	329,000	28,951
Simcere Pharmaceutical Group Ltd.(2)	42,000	39,565
Sino Biopharmaceutical Ltd.	1,578,000	774,053
Sino-Ocean Group Holding Ltd.(1)(2)	256,000	17,671
Sinopec Engineering Group Co. Ltd., H Shares	342,500	176,972
Sinopec Kantons Holdings Ltd.	30,000	11,667
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	36,500	5,230
Sinopharm Group Co. Ltd., H Shares	117,200	290,451
Sinosoft Technology Group Ltd.(1)	22,000	703
Sinotrans Ltd., H Shares	4,000	1,459
Sinotruk Hong Kong Ltd.	53,000	109,945
Skyworth Group Ltd.	241,538	94,924
SOHO China Ltd.(1)(2)	54,500	5,507
Sohu.com Ltd., ADR(1)	3,248	26,049
So-Young International, Inc., ADR(1)	363	408
SSY Group Ltd.	320,000	197,751
Sun King Technology Group Ltd.(1)	42,000	7,738
Sunac Services Holdings Ltd.(2)	15,386	4,444
Sunny Optical Technology Group Co. Ltd.	34,300	324,822
TAL Education Group, ADR(1)	46,973	588,572
TCL Electronics Holdings Ltd.	143,000	48,233
Tencent Holdings Ltd.	176,600	7,357,005
Tencent Music Entertainment Group, ADR(1)	31,697	269,741
Tian Ge Interactive Holdings Ltd.	5,000	262
Tiangong International Co. Ltd.	202,000	60,441
Tianjin Port Development Holdings Ltd.	12,000	722
Tianneng Power International Ltd.(2)	156,000	128,174
Times China Holdings Ltd.(1)	201,000	10,131
Times Neighborhood Holdings Ltd.(2)	124,000	8,873
Tingyi Cayman Islands Holding Corp.	186,000	234,091
Tong Ren Tang Technologies Co. Ltd., H Shares	71,000	59,722
Tongcheng Travel Holdings Ltd.(1)	59,600	109,567

Tongda Group Holdings Ltd.(1)	745,000	11,743
Tongdao Liepin Group(1)(2)	12,800	9,914
Topsports International Holdings Ltd.	344,000	279,578
TravelSky Technology Ltd., H Shares	61,000	102,765
Trigiant Group Ltd.(1)	6,000	238
Trip.com Group Ltd., ADR(1)	14,698	517,076
Truly International Holdings Ltd.	256,000	22,603
Tsaker New Energy Tech Co. Ltd.	72,500	9,914
Tsingtao Brewery Co. Ltd., H Shares	20,000	132,158
Tuya, Inc., ADR(1)	12,017	26,678
Uni-President China Holdings Ltd.	127,000	81,230
United Strength Power Holdings Ltd.(1)(2)	2,000	1,346
Up Fintech Holding Ltd., ADR(1)	5,669	25,170
Uxin Ltd., ADR(1)	137	149
Venus MedTech Hangzhou, Inc., H Shares(1)	9,000	6,475
Viomi Technology Co. Ltd., ADR(1)	993	914
Vipshop Holdings Ltd., ADR(1)	55,067	882,724
Viva Biotech Holdings(1)	74,500	10,850
Viva Goods Company Ltd.(1)(2)	24,000	2,645
Vnet Group, Inc., ADR(1)(2)	21,725	60,830
Want Want China Holdings Ltd.	838,000	490,695
Wasion Holdings Ltd.	28,000	11,179
Waterdrop, Inc., ADR(1)(2)	8,274	9,929
Weibo Corp., ADR	12,039	121,714
Weichai Power Co. Ltd., H Shares	103,000	189,522
Weiqiao Textile Co., H Shares(1)	25,500	5,582
West China Cement Ltd.	540,000	47,622
Wuling Motors Holdings Ltd.	160,000	10,426
WuXi AppTec Co. Ltd., H Shares(2)	11,607	135,777
Wuxi Biologics Cayman, Inc.(1)	55,000	305,364
Xiabuxiabu Catering Management China Holdings Co. Ltd.	132,500	49,400
Xin Point Holdings Ltd.(2)	12,000	4,112
Xingda International Holdings Ltd.	30,896	5,856
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	16,000	13,918
Xinte Energy Co. Ltd., H Shares(1)(2)	74,400	95,316
Xinyi Energy Holdings Ltd.(2)	454,800	76,135
Xinyi Solar Holdings Ltd.	414,541	237,816
Xunlei Ltd., ADR(1)	887	1,339
Yadea Group Holdings Ltd.	110,000	206,848
Yankuang Energy Group Co. Ltd., H Shares	261,000	484,852
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	44,400	54,279
Yidu Tech, Inc.(1)(2)	31,400	19,629
Yihai International Holding Ltd.(1)	62,000	103,316
Yincheng International Holding Co. Ltd.(1)	4,000	18
Yixin Group Ltd.(2)	164,000	12,805
Youdao, Inc., ADR(1)(2)	285	1,186
YuanShengTai Dairy Farm Ltd.(1)	41,000	612
Yuexiu Property Co. Ltd.	117,800	107,300
Yuexiu Services Group Ltd.	79,000	25,586
Yuexiu Transport Infrastructure Ltd.	198,000	107,503
Yum China Holdings, Inc.	33,963	1,466,522
Yuzhou Group Holdings Co. Ltd.(1)(2)	372,133	5,506
Zengame Technology Holding Ltd.	102,000	52,120
Zhejiang Expressway Co. Ltd., H Shares(2)	180,000	113,982
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	6,400	6,242

Zhenro Properties Group Ltd.(1)(2)	46,000	588
Zhongliang Holdings Group Co. Ltd.(1)	34,000	1,609
Zhongsheng Group Holdings Ltd.	62,500	149,353
Zhongyu Energy Holdings Ltd.(1)	54,000	35,808
Zhou Hei Ya International Holdings Co. Ltd.(1)	84,000	24,748
Zhuguang Holdings Group Co. Ltd.(1)	600,000	26,110
Zijin Mining Group Co. Ltd., H Shares	294,000	465,586
Zonqing Environmental Ltd.(1)(2)	6,000	19,234
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	114,200	60,789
ZTO Express Cayman, Inc., ADR	32,436	723,972
		80,904,024
Colombia — 0.1%
Almacenes Exito SA, ADR(1)(2)	15,121	105,847
BAC Holding International Corp.	3,792	192
Banco Davivienda SA, Preference Shares	3,823	14,660
Bancolombia SA	8,153	64,398
Bancolombia SA, ADR	3,845	106,084
Corp. Financiera Colombiana SA	3,119	9,274
Ecopetrol SA, ADR(2)	3,730	47,035
Grupo Argos SA	24,875	64,420
Grupo Aval Acciones y Valores SA, Preference Shares	3,792	423
Interconexion Electrica SA ESP	19,829	74,855
		487,188
Czech Republic — 0.2%
CEZ AS	8,040	355,818
Komercni Banka AS	2,461	76,256
Moneta Money Bank AS	28,138	110,017
		542,091
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	196,272	274,861
Greece — 0.5%
Aegean Airlines SA(1)	3,936	49,103
Alpha Services & Holdings SA(1)	87,408	148,717
Athens Water Supply & Sewage Co. SA	574	3,625
Eurobank Ergasias Services & Holdings SA, Class A(1)	124,210	228,966
Fourlis Holdings SA	301	1,361
GEK Terna Holding Real Estate Construction SA(1)	6,392	92,119
Hellenic Telecommunications Organization SA	4,516	66,296
Helleniq Energy Holdings SA	6,337	52,589
JUMBO SA	3,129	81,966
LAMDA Development SA(1)	3,794	27,266
Motor Oil Hellas Corinth Refineries SA	4,992	135,031
Mytilineos SA	3,750	150,108
National Bank of Greece SA(1)	25,743	176,441
OPAP SA	3,168	50,661
Piraeus Financial Holdings SA(1)	57,510	204,919
Public Power Corp. SA(1)	15,145	178,278
Sunrisemezz PLC(1)	4,230	969
Titan Cement International SA	4,089	87,927
Viohalco SA	2,419	14,313
		1,750,655
Hong Kong — 0.1%
Ajisen China Holdings Ltd.	4,000	383
Antengene Corp. Ltd.(1)	12,500	3,298
Central China Real Estate Ltd.(1)(2)	18,000	200

China Energy Development Holdings Ltd.(1)	48,000	553
China First Capital Group Ltd.(1)	5,600	29
China Isotope & Radiation Corp.	2,200	3,602
China Shengmu Organic Milk Ltd.	55,000	1,970
China Xinhua Education Group Ltd.	17,000	1,193
China Zhongwang Holdings Ltd.(1)(2)	86,400	111
Dawnrays Pharmaceutical Holdings Ltd.	7,000	944
Ganglong China Property Group Ltd.(1)	25,000	691
GOME Retail Holdings Ltd.(1)	1,993,000	18,863
Hi Sun Technology China Ltd.(1)	57,000	3,726
IMAX China Holding, Inc.	4,700	4,176
Jiayuan International Group Ltd.(1)	52,000	576
Kasen International Holdings Ltd.(1)	37,000	1,376
Pou Sheng International Holdings Ltd.	90,000	7,952
Renze Harvest International Ltd.(1)(2)	7,000	129
Silver Grant International Holdings Group Ltd.(1)	8,000	215
South Manganese Investment Ltd.(1)(2)	210,000	6,654
Wharf Holdings Ltd.(2)	140,000	363,898
		420,539
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	20,030	33,854
MOL Hungarian Oil & Gas PLC	44,836	357,075
OTP Bank Nyrt	8,045	334,752
Richter Gedeon Nyrt	3,674	92,625
		818,306
India — 19.2%
360 ONE WAM Ltd.	10,948	75,171
3M India Ltd.	18	6,699
ABB India Ltd.	1,079	57,232
ACC Ltd.	6,924	155,895
Accelya Solutions India Ltd.	926	15,300
Adani Energy Solutions Ltd.(1)	17,822	187,219
Adani Enterprises Ltd.	6,327	179,264
Adani Green Energy Ltd.(1)	6,990	86,433
Adani Ports & Special Economic Zone Ltd.	16,908	167,612
Adani Power Ltd.(1)	54,617	283,593
Adani Total Gas Ltd.	8,578	73,082
Aditya Birla Capital Ltd.(1)	66,865	134,943
Aegis Logistics Ltd.	2,315	10,336
AGI Greenpac Ltd.	5,613	64,380
AIA Engineering Ltd.	2,717	117,165
Ajanta Pharma Ltd.	3,028	71,695
Akzo Nobel India Ltd.	222	6,522
Alembic Pharmaceuticals Ltd.	8,197	73,330
Alkyl Amines Chemicals	545	14,127
Allcargo Logistics Ltd.	9,782	30,831
Allcargo Terminals Ltd.	9,782	5,950
Alok Industries Ltd.(1)	30,788	7,272
Amara Raja Energy & Mobility Ltd.	19,399	165,223
Ambuja Cements Ltd.	25,656	135,316
Anant Raj Ltd.	18,514	59,653
Andhra Sugars Ltd.	4,791	6,372
Apar Industries Ltd.	2,902	194,387
APL Apollo Tubes Ltd.	12,471	252,747
Apollo Hospitals Enterprise Ltd.	5,155	341,981

Apollo Tyres Ltd.	57,378	294,402
Arvind Ltd.	19,696	53,370
Ashok Leyland Ltd.	72,030	158,246
Ashoka Buildcon Ltd.(1)	32,514	54,792
Asian Paints Ltd.	4,621	172,883
Aster DM Healthcare Ltd.(1)	20,356	93,083
Astra Microwave Products Ltd.	7,592	52,602
Astral Ltd.	2,185	51,147
AstraZeneca Pharma India Ltd.	87	4,974
Atul Ltd.	395	31,280
AU Small Finance Bank Ltd.	10,280	91,591
AurionPro Solutions Ltd.	1,511	31,862
Aurobindo Pharma Ltd.	28,085	350,569
Aurum Proptech Ltd.(1)	376	596
Avanti Feeds Ltd.	3,130	14,698
Avenue Supermarts Ltd.(1)	1,289	61,074
Axis Bank Ltd., GDR	8,958	574,241
Bajaj Auto Ltd.	3,482	254,782
Bajaj Consumer Care Ltd.	15,148	40,149
Bajaj Electricals Ltd.	1,346	16,099
Bajaj Finance Ltd.	6,886	588,656
Bajaj Finserv Ltd.	8,424	169,376
Bajaj Hindusthan Sugar Ltd.(1)	221,576	84,027
Bajel Projects Ltd.(1)	5,663	7,942
Balaji Amines Ltd.	521	12,618
Balkrishna Industries Ltd.	4,519	139,793
Balrampur Chini Mills Ltd.	18,717	106,156
Banco Products India Ltd.	4,499	30,561
Bandhan Bank Ltd.	45,128	122,523
BASF India Ltd.	1,301	45,814
Bata India Ltd.	1,352	26,240
Bayer CropScience Ltd.	493	31,773
BEML Ltd.	1,309	38,775
Berger Paints India Ltd.	8,059	55,502
Best Agrolife Ltd.	1,760	18,551
Bhansali Engineering Polymers Ltd.	4,258	4,667
Bharat Bijlee Ltd.	597	27,194
Bharat Electronics Ltd.	334,098	585,560
Bharat Forge Ltd.	12,134	163,164
Bharat Heavy Electricals Ltd.	108,374	221,945
Bharat Petroleum Corp. Ltd.	83,250	435,728
Bharat Rasayan Ltd.	54	5,849
Bharti Airtel Ltd.	26,351	321,134
Bharti Airtel Ltd.	1,882	13,905
Biocon Ltd.	11,885	34,006
Birla Corp. Ltd.	2,240	36,425
Birlasoft Ltd.	11,057	83,733
BLS International Services Ltd.	11,482	36,522
Blue Dart Express Ltd.	342	29,109
Blue Star Ltd.	5,032	60,469
Bombay Burmah Trading Co.	1,082	17,666
Bosch Ltd.	97	25,142
Brigade Enterprises Ltd.	18,836	184,681
Brightcom Group Ltd.(1)	188,567	38,449
Britannia Industries Ltd.	3,904	226,988

BSE Ltd.	9,680	287,629
Can Fin Homes Ltd.	16,436	154,148
Canara Bank	30,478	147,567
Capacit'e Infraprojects Ltd.(1)	3,479	10,527
Caplin Point Laboratories Ltd.	1,037	15,588
Capri Global Capital Ltd.	937	8,395
Care Ratings Ltd.	1,529	16,783
Carysil Ltd.	1,860	20,413
Castrol India Ltd.	56,872	94,356
Ceat Ltd.	4,196	105,755
Century Plyboards India Ltd.	4,675	36,204
Century Textiles & Industries Ltd.	3,854	58,464
CESC Ltd.	31,367	36,589
CG Power & Industrial Solutions Ltd.	12,716	68,569
Chambal Fertilisers & Chemicals Ltd.	25,589	97,695
Chemcon Speciality Chemicals Ltd.(1)	561	1,778
Chennai Petroleum Corp. Ltd.	12,992	103,750
Cholamandalam Financial Holdings Ltd.	962	11,338
Cholamandalam Investment & Finance Co. Ltd.	30,012	402,852
Cipla Ltd.	24,070	350,048
City Union Bank Ltd.	59,336	104,297
Coal India Ltd.	129,719	533,245
Cochin Shipyard Ltd.	9,604	138,734
Coforge Ltd.	586	40,573
Colgate-Palmolive India Ltd.	8,447	222,786
Computer Age Management Services Ltd.	2,303	77,467
Container Corp. of India Ltd.	11,799	109,966
Coromandel International Ltd.	13,464	187,893
Cosmo First Ltd.	2,080	15,165
CreditAccess Grameen Ltd.(1)	5,896	120,023
CRISIL Ltd.	880	45,159
Crompton Greaves Consumer Electricals Ltd.	25,183	86,120
Cummins India Ltd.	4,689	107,395
Cyient Ltd.	13,890	322,874
Dabur India Ltd.	17,811	114,869
Dalmia Bharat Ltd.	5,784	153,768
Dalmia Bharat Sugar & Industries Ltd.	1,638	9,038
Datamatics Global Services Ltd.	5,211	39,646
DB Corp. Ltd.	13,014	42,396
DCB Bank Ltd.	19,916	26,863
DCM Shriram Ltd.	6,921	79,729
Deepak Fertilisers & Petrochemicals Corp. Ltd.	10,453	78,689
Deepak Nitrite Ltd.	5,774	152,275
Delta Corp. Ltd.	3,208	5,461
Dhani Services Ltd.(1)	4,561	2,193
Digidrive Distributors Ltd.(1)	396	426
Dilip Buildcon Ltd.	1,435	6,817
Dish TV India Ltd.(1)	221,711	49,907
Dishman Carbogen Amcis Ltd.(1)	4,829	9,465
Divi's Laboratories Ltd.	3,604	163,797
Dixon Technologies India Ltd.	770	50,854
DLF Ltd.	17,606	132,287
Dr Lal PathLabs Ltd.	2,456	79,520
Dr Reddy's Laboratories Ltd., ADR	6,918	483,568
Dwarikesh Sugar Industries Ltd.	31,044	33,956

Dynamatic Technologies Ltd.	321	16,668
eClerx Services Ltd.	2,545	81,739
Edelweiss Financial Services Ltd.	61,398	55,605
Eicher Motors Ltd.	5,508	257,712
EID Parry India Ltd.	12,280	78,815
Elecon Engineering Co. Ltd.	8,207	92,901
Electrosteel Castings Ltd.	36,739	51,938
Emami Ltd.	17,752	107,887
Endurance Technologies Ltd.	938	18,949
Engineers India Ltd.	50,656	89,689
Epigral Ltd.	1,763	19,165
EPL Ltd.	18,139	42,621
Equitas Small Finance Bank Ltd.	34,830	39,219
Escorts Kubota Ltd.	5,240	198,123
Everest Industries Ltd.	1,312	17,951
Excel Industries Ltd.	483	4,827
Exide Industries Ltd.	50,863	173,770
FDC Ltd.(1)	1,453	6,852
Federal Bank Ltd.	223,489	395,275
FIEM Industries Ltd.	780	18,644
Fine Organic Industries Ltd.	202	10,253
Finolex Cables Ltd.	4,004	46,443
Finolex Industries Ltd.	51,489	127,657
Force Motors Ltd.	351	17,541
Future Lifestyle Fashions Ltd.(1)	1,257	44
Gabriel India Ltd.	10,034	51,011
GAIL India Ltd.	89,154	141,121
Galaxy Surfactants Ltd.	260	8,884
Garden Reach Shipbuilders & Engineers Ltd.	5,677	57,703
Garware Technical Fibres Ltd.	298	12,167
Genus Power Infrastructures Ltd.	9,003	23,914
GHCL Ltd.	11,424	75,637
GHCL Textiles Ltd.(1)	11,424	9,623
GIC Housing Finance Ltd.	7,865	19,043
Gillette India Ltd.	152	11,601
GlaxoSmithKline Pharmaceuticals Ltd.	1,424	28,278
Glenmark Pharmaceuticals Ltd.	24,558	229,813
GMM Pfaudler Ltd.	1,964	35,199
GMR Airports Infrastructure Ltd.(1)	35,363	25,395
GMR Power & Urban Infra Ltd.(1)	1,505	791
GNA Axles Ltd.	1,572	7,838
Godawari Power & Ispat Ltd.	8,189	67,536
Godrej Consumer Products Ltd.	6,465	78,170
Godrej Industries Ltd.(1)	830	6,459
Gokaldas Exports Ltd.	4,153	48,811
Granules India Ltd.	14,660	70,213
Graphite India Ltd.	10,458	63,157
Grasim Industries Ltd.	16,923	407,721
Great Eastern Shipping Co. Ltd.	21,003	220,702
Greaves Cotton Ltd.	10,035	15,929
Greenpanel Industries Ltd.	7,398	30,689
Greenply Industries Ltd.	8,512	20,048
Gujarat Alkalies & Chemicals Ltd.	3,254	28,041
Gujarat Ambuja Exports Ltd.	15,182	67,788
Gujarat Fluorochemicals Ltd.	757	25,883

Gujarat Gas Ltd.	22,547	117,131
Gujarat Mineral Development Corp. Ltd.	9,795	48,456
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	13,375	110,270
Gujarat Pipavav Port Ltd.	57,229	96,743
Gujarat State Fertilizers & Chemicals Ltd.	38,670	89,653
Gujarat State Petronet Ltd.	30,729	106,447
Happiest Minds Technologies Ltd.	520	5,228
Hathway Cable & Datacom Ltd.(1)	53,179	12,789
Havells India Ltd.	8,068	126,158
HCL Technologies Ltd.	54,652	880,640
HDFC Asset Management Co. Ltd.	2,087	74,310
HDFC Bank Ltd.	81,414	1,526,300
HDFC Life Insurance Co. Ltd.	10,253	85,102
HEG Ltd.	1,842	36,226
HeidelbergCement India Ltd.	3,441	7,939
Hero MotoCorp Ltd.	6,316	289,602
HFCL Ltd.	55,288	44,279
HG Infra Engineering Ltd.	1,319	13,461
Hikal Ltd.	6,930	23,589
HIL Ltd.	531	17,428
Himadri Speciality Chemical Ltd., ADR	43,396	142,573
Himatsingka Seide Ltd.(1)	1,947	3,902
Hindalco Industries Ltd.	117,216	726,930
Hinduja Global Solutions Ltd.	630	7,618
Hindustan Copper Ltd.	24,302	50,546
Hindustan Oil Exploration Co. Ltd.(1)	4,116	7,938
Hindustan Petroleum Corp. Ltd.(1)	84,803	353,889
Hindustan Unilever Ltd.	12,708	388,037
Honda India Power Products Ltd.	797	23,018
I G Petrochemicals Ltd.	1,499	8,024
ICICI Bank Ltd., ADR	45,898	1,017,559
ICICI Lombard General Insurance Co. Ltd.	7,483	132,966
ICICI Prudential Life Insurance Co. Ltd.	7,787	52,564
IDFC First Bank Ltd.(1)	227,289	232,713
IDFC Ltd.	117,456	167,036
IFCI Ltd.(1)	199,888	60,997
IIFL Finance Ltd.	26,120	190,993
IIFL Securities Ltd.	5,318	7,371
India Cements Ltd.(1)	22,426	67,710
India Glycols Ltd.	1,220	10,507
Indiabulls Housing Finance Ltd.	54,013	132,464
Indiabulls Real Estate Ltd.(1)	46,013	45,830
IndiaMart InterMesh Ltd.	2,868	89,683
Indian Bank	32,035	152,628
Indian Hotels Co. Ltd.	19,259	97,484
Indian Metals & Ferro Alloys Ltd.	3,462	21,789
Indian Oil Corp. Ltd.	229,124	307,606
Indian Railway Catering & Tourism Corp. Ltd.	9,660	81,834
Indo Count Industries Ltd.	3,348	12,409
Indraprastha Gas Ltd.	1,402	6,551
Indus Towers Ltd.(1)	55,411	122,578
Info Edge India Ltd.	2,252	124,744
Infosys Ltd., ADR	126,708	2,223,725
Inox Wind Ltd.(1)	5,788	19,514
Intellect Design Arena Ltd.	9,903	87,432

InterGlobe Aviation Ltd.(1)	2,652	86,109
IOL Chemicals & Pharmaceuticals Ltd.	943	5,126
ION Exchange India Ltd.	5,549	38,850
Ipca Laboratories Ltd.	11,799	160,335
IRB Infrastructure Developers Ltd.	90,820	40,531
IRCON International Ltd.	61,079	121,385
ISGEC Heavy Engineering Ltd.	3,243	36,178
ITD Cementation India Ltd.	18,327	59,446
J Kumar Infraprojects Ltd.	6,357	32,691
Jagran Prakashan Ltd.(1)	9,956	11,471
Jai Corp. Ltd.	9,007	34,805
Jain Irrigation Systems Ltd.(1)	33,922	29,432
Jaiprakash Associates Ltd.(1)	47,432	9,980
Jaiprakash Power Ventures Ltd.(1)	337,329	53,077
Jammu & Kashmir Bank Ltd.	68,191	89,585
Jamna Auto Industries Ltd.	30,124	40,515
Jindal Poly Films Ltd.	1,475	11,038
Jindal Saw Ltd.	15,519	86,562
Jindal Stainless Ltd.	56,432	339,605
Jindal Steel & Power Ltd.	38,422	310,139
JK Cement Ltd.	2,071	90,515
JK Lakshmi Cement Ltd.	8,876	86,951
JK Paper Ltd.	14,528	63,945
JK Tyre & Industries Ltd.	14,652	62,285
JM Financial Ltd.	90,263	90,973
JSW Energy Ltd.	10,448	51,229
JSW Steel Ltd.	56,729	546,018
Jubilant Foodworks Ltd.	13,800	92,945
Jubilant Ingrevia Ltd.	9,834	50,845
Jubilant Pharmova Ltd.	7,752	39,958
Just Dial Ltd.(1)	979	8,455
Jyothy Labs Ltd.	4,782	24,938
Kajaria Ceramics Ltd.	4,758	76,290
Kalpataru Projects International Ltd.	15,294	121,895
Kansai Nerolac Paints Ltd.	3,508	13,467
Karnataka Bank Ltd.	27,461	72,194
Karur Vysya Bank Ltd.	88,527	164,254
Kaveri Seed Co. Ltd.	3,831	27,808
KEC International Ltd.	22,050	153,231
KEI Industries Ltd.	948	32,771
Kennametal India Ltd.	279	7,862
Kirloskar Brothers Ltd.	2,915	34,423
Kirloskar Ferrous Industries Ltd.	11,193	72,028
Kirloskar Oil Engines Ltd.	3,353	24,042
KNR Constructions Ltd.	12,064	42,310
Kolte-Patil Developers Ltd.	1,397	8,985
Kopran Ltd.	1,454	4,500
Kotak Mahindra Bank Ltd.	25,088	528,894
KPIT Technologies Ltd.	15,137	272,666
KPR Mill Ltd.	5,470	56,727
KRBL Ltd.	8,855	36,749
L&T Finance Holdings Ltd.	123,051	218,944
L&T Technology Services Ltd.	955	54,706
LA Opala RG Ltd.	4,256	19,449
Larsen & Toubro Ltd.	26,781	999,751

Laurus Labs Ltd.	27,240	124,387
LG Balakrishnan & Bros Ltd.	4,509	63,633
LIC Housing Finance Ltd.	37,996	224,099
Linde India Ltd.	348	23,986
LT Foods Ltd.	21,706	56,579
LTIMindtree Ltd.	3,442	228,967
Lupin Ltd.	18,236	280,164
Mahanagar Gas Ltd.	7,578	94,696
Maharashtra Seamless Ltd.	4,028	47,049
Mahindra & Mahindra Financial Services Ltd.	53,466	176,196
Mahindra & Mahindra Ltd.	22,782	450,651
Mahindra Holidays & Resorts India Ltd.(1)	6,609	31,162
Mahindra Lifespace Developers Ltd.	2,988	18,955
Mahindra Logistics Ltd.	3,262	14,019
Maithan Alloys Ltd.	1,132	14,829
Manali Petrochemicals Ltd.	9,199	7,320
Manappuram Finance Ltd.	99,739	196,936
Marico Ltd.	22,586	145,963
Marksans Pharma Ltd.	42,291	84,414
Maruti Suzuki India Ltd.	3,098	394,436
MAS Financial Services Ltd.	1,629	16,495
Matrimony.com Ltd.	690	4,457
Max Healthcare Institute Ltd.	18,646	142,065
Mayur Uniquoters Ltd.	698	4,519
Mazagon Dock Shipbuilders Ltd.	3,870	93,602
Meghmani Organics Ltd.	14,945	13,556
Metropolis Healthcare Ltd.	1,019	20,817
Minda Corp. Ltd.	3,029	13,287
Mirza International Ltd.(1)	9,808	5,334
MOIL Ltd.	7,182	25,576
Motherson Sumi Wiring India Ltd.	46,208	34,194
Motilal Oswal Financial Services Ltd.	5,586	80,610
Mphasis Ltd.	7,194	203,564
MRF Ltd.	187	250,600
MSTC Ltd.	1,029	5,252
Multi Commodity Exchange of India Ltd.	4,385	168,367
Muthoot Finance Ltd.	13,678	243,442
Narayana Hrudayalaya Ltd.	5,794	85,063
Natco Pharma Ltd.	7,670	72,936
National Aluminium Co. Ltd.	141,463	156,490
Nava Ltd.	11,704	53,720
NBCC India Ltd.	65,976	60,160
NCC Ltd.	106,551	212,864
NELCO Ltd.	701	6,350
NESCO Ltd.	711	6,953
Nestle India Ltd.	765	222,295
Neuland Laboratories Ltd.	579	38,017
Newgen Software Technologies Ltd.	1,964	34,369
NIIT Learning Systems Ltd.	6,291	29,661
NIIT Ltd.	9,326	12,765
Nippon Life India Asset Management Ltd.	13,564	68,041
NOCIL Ltd.	1,719	4,755
NTPC Ltd.	286,316	897,951
Nuvama Wealth Management Ltd.(1)	685	25,814
Oberoi Realty Ltd.	6,424	108,097

Oil & Natural Gas Corp. Ltd.	186,770	436,448
Oil India Ltd.	48,505	177,639
OnMobile Global Ltd.(1)	3,493	4,492
Oracle Financial Services Software Ltd.	2,888	139,082
Orient Cement Ltd.	17,095	53,380
Page Industries Ltd.	239	106,875
Paisalo Digital Ltd.	11,790	11,491
Panama Petrochem Ltd.	4,381	16,283
PC Jeweller Ltd.(1)	24,410	8,199
PCBL Ltd.	28,612	93,310
Persistent Systems Ltd.	3,817	293,322
Petronet LNG Ltd.	85,800	209,023
Phoenix Mills Ltd.	2,284	65,000
PI Industries Ltd.	1,641	74,205
Pidilite Industries Ltd.	3,031	92,751
Piramal Enterprises Ltd.	5,916	65,772
Piramal Pharma Ltd.(1)	18,577	28,226
PNB Housing Finance Ltd.(1)	19,386	180,068
PNC Infratech Ltd.	17,907	72,625
Polycab India Ltd.	446	28,205
Polyplex Corp. Ltd.	2,781	35,325
Poonawalla Fincorp Ltd.	2,566	12,611
Power Finance Corp. Ltd.	12,675	50,948
Power Grid Corp. of India Ltd.	283,026	709,843
Power Mech Projects Ltd.	755	37,841
Praj Industries Ltd.	14,187	109,867
Precision Camshafts Ltd.	8,326	23,482
Prestige Estates Projects Ltd.	8,021	96,615
Pricol Ltd.(1)	15,569	64,555
Prime Focus Ltd.(1)	11,944	15,317
Prince Pipes & Fittings Ltd.(1)	1,925	15,944
Prism Johnson Ltd.(1)	6,392	13,235
PSP Projects Ltd.	2,983	26,846
PTC India Ltd.	56,480	111,304
Quess Corp. Ltd.(1)	4,622	27,676
Rain Industries Ltd.	2,672	4,645
Rajesh Exports Ltd.(1)	5,055	21,428
Rallis India Ltd.	2,331	6,515
Ramco Cements Ltd.	13,177	157,192
Rashtriya Chemicals & Fertilizers Ltd.	15,657	24,172
Raymond Ltd.	7,599	136,656
RBL Bank Ltd.	83,585	235,357
REC Ltd.	174,502	729,918
Redington Ltd.	104,302	201,311
Redtape Ltd.(1)	9,808	57,562
Relaxo Footwears Ltd.	466	5,087
Reliance Industrial Infrastructure Ltd.	626	8,231
Reliance Industries Ltd., GDR	42,273	2,428,899
Reliance Infrastructure Ltd.(1)	38,258	87,211
Reliance Power Ltd.(1)	428,008	108,738
Repco Home Finance Ltd.	8,841	41,915
Rico Auto Industries Ltd.	24,063	27,141
RITES Ltd.	9,491	53,523
Rupa & Co. Ltd.	2,495	7,998
Samvardhana Motherson International Ltd.	121,878	134,827

Sanghvi Movers Ltd.	3,631	34,224
Sanofi India Ltd.	867	83,778
Sansera Engineering Ltd.	2,262	22,814
Sarda Energy & Minerals Ltd.	11,680	33,562
Saregama India Ltd.	1,980	8,842
SBI Cards & Payment Services Ltd.	6,809	60,406
SBI Life Insurance Co. Ltd.	8,184	141,070
Schaeffler India Ltd.	875	29,833
Sharda Cropchem Ltd.	3,173	15,336
Shipping Corp. of India Ltd.	5,563	9,587
Shipping Corp. of India Ltd.(1)	5,563	1,804
Shoppers Stop Ltd.(1)	2,091	17,210
Shree Cement Ltd.	650	208,629
Shree Renuka Sugars Ltd.(1)	13,699	8,228
Shriram Finance Ltd.	24,365	586,969
Siemens Ltd.	1,247	54,752
SKF India Ltd.	1,718	94,844
Sobha Ltd.	5,591	60,912
Sonata Software Ltd.	13,327	217,623
South Indian Bank Ltd.	171,863	51,079
Southern Petrochemical Industries Corp. Ltd.	17,726	14,904
Spandana Sphoorty Financial Ltd.(1)	2,425	30,063
SRF Ltd.	5,107	145,150
Star Cement Ltd.(1)	19,725	38,976
State Bank of India, GDR	6,850	462,515
Steel Strips Wheels Ltd.	10,643	35,558
Sterling & Wilson Renewable(1)	4,243	17,015
Sterling Tools Ltd.	2,980	12,358
Sterlite Technologies Ltd.	13,985	24,548
Strides Pharma Science Ltd.	2,601	15,190
Sudarshan Chemical Industries Ltd.	3,424	18,722
Sumitomo Chemical India Ltd.	4,396	21,473
Sun Pharmaceutical Industries Ltd.	38,001	559,459
Sun TV Network Ltd.	13,399	108,418
Sundaram Finance Ltd.	691	28,270
Sundram Fasteners Ltd.	4,294	63,748
Sunflag Iron & Steel Co. Ltd.(1)	6,118	14,278
Sunteck Realty Ltd.	3,995	23,893
Supreme Industries Ltd.	4,071	216,599
Supreme Petrochem Ltd.	2,356	15,987
Surya Roshni Ltd.	7,250	43,517
Suven Pharmaceuticals Ltd.(1)	9,498	75,151
Suzlon Energy Ltd.(1)	246,707	120,846
Tamil Nadu Newsprint & Papers Ltd.	7,235	23,188
Tamilnadu Petroproducts Ltd.	7,021	7,545
Tanla Platforms Ltd.	12,047	132,747
Tata Chemicals Ltd.	13,140	153,102
Tata Communications Ltd.	9,129	186,803
Tata Consultancy Services Ltd.	35,047	1,468,505
Tata Consumer Products Ltd.	10,352	116,893
Tata Elxsi Ltd.	1,108	109,812
Tata Investment Corp. Ltd.	1,603	81,613
Tata Metaliks Ltd.	2,409	28,606
Tata Motors Ltd.	33,000	279,938
Tata Power Co. Ltd.	75,964	244,180

Tata Steel Ltd.	578,637	889,224
TCI Express Ltd.	457	7,701
TeamLease Services Ltd.(1)	553	16,757
Tech Mahindra Ltd.	45,338	664,652
Texmaco Rail & Engineering Ltd.	26,769	45,869
Thermax Ltd.	4,851	147,557
Thirumalai Chemicals Ltd.	10,204	24,476
Thyrocare Technologies Ltd.	472	3,166
Tide Water Oil Co. India Ltd.	360	5,744
Time Technoplast Ltd.	12,032	25,509
Tinplate Co. of India Ltd.	3,598	17,865
Tips Industries Ltd.	6,176	26,752
Titagarh Rail System Ltd.	11,407	133,146
Titan Co. Ltd.	3,689	154,559
Torrent Pharmaceuticals Ltd.	8,544	217,505
Torrent Power Ltd.	13,079	151,286
Tourism Finance Corp. of India Ltd.	16,582	21,921
TransIndia Real Estate Ltd.(1)	9,782	5,478
Transport Corp. of India Ltd.	1,642	16,960
Trent Ltd.	2,565	85,820
Trident Ltd.	131,594	57,289
Triveni Engineering & Industries Ltd.	12,778	59,457
Triveni Turbine Ltd.(1)	9,259	47,883
TTK Prestige Ltd.	2,696	24,965
Tube Investments of India Ltd.	5,676	229,544
TV Today Network Ltd.	2,282	5,600
TV18 Broadcast Ltd.(1)	50,440	26,085
TVS Motor Co. Ltd.	3,225	72,227
Uflex Ltd.	5,373	29,168
Ujjivan Small Finance Bank Ltd.	138,471	94,502
UltraTech Cement Ltd.	4,249	459,249
Union Bank of India Ltd.	17,616	22,805
United Spirits Ltd.	12,264	154,432
UPL Ltd.	22,975	157,360
Usha Martin Ltd.	12,880	51,731
UTI Asset Management Co. Ltd.	5,255	51,941
VA Tech Wabag Ltd.(1)	2,681	19,678
Vaibhav Global Ltd.	1,025	5,272
Valiant Organics Ltd.	1,671	9,487
Vardhman Textiles Ltd.	18,897	91,957
Varroc Engineering Ltd.(1)	5,823	37,563
Varun Beverages Ltd.	15,462	205,274
Vedanta Ltd.	73,896	207,182
Venky's India Ltd.	238	5,688
V-Guard Industries Ltd.	2,008	7,263
VIP Industries Ltd.	1,621	11,805
Vishnu Chemicals Ltd.	3,320	12,434
VL E-Governance & IT Solutions Ltd.(1)	3,184	1,151
Vodafone Idea Ltd.(1)	232,783	36,443
Voltamp Transformers Ltd.	484	31,976
Voltas Ltd.	1,275	12,672
VRL Logistics Ltd.	6,022	51,137
Welspun Corp. Ltd.	23,565	150,055
Welspun Enterprises Ltd.	17,802	70,625
Welspun India Ltd.	41,434	77,847

West Coast Paper Mills Ltd.	5,873	45,890
Westlife Foodworld Ltd.	808	8,725
Wipro Ltd., ADR(2)	60,349	292,693
Wockhardt Ltd.(1)	1,829	7,573
Yes Bank Ltd.(1)	673,890	156,478
Zee Entertainment Enterprises Ltd.(1)	65,242	198,346
Zensar Technologies Ltd.	10,622	68,720
		62,666,512
Indonesia — 2.1%
ABM Investama Tbk PT	109,100	23,787
Ace Hardware Indonesia Tbk PT	891,700	43,414
Adaro Energy Indonesia Tbk PT	1,228,300	207,667
Adhi Karya Persero Tbk PT(1)	245,413	6,204
Adi Sarana Armada Tbk PT(1)	73,600	4,543
Agung Podomoro Land Tbk PT(1)	80,200	657
Alam Sutera Realty Tbk PT(1)	534,300	5,786
Aneka Tambang Tbk PT	801,500	89,984
Astra Agro Lestari Tbk PT	40,600	19,916
Astra International Tbk PT	1,077,800	375,546
Astra Otoparts Tbk PT	140,800	24,974
Bank BTPN Syariah Tbk PT	433,300	46,225
Bank Bukopin Tbk PT(1)	1,089,998	5,622
Bank Central Asia Tbk PT	928,200	537,227
Bank China Construction Bank Indonesia Tbk PT(1)	357,900	1,845
Bank Mandiri Persero Tbk PT	1,616,300	609,459
Bank Negara Indonesia Persero Tbk PT	808,200	274,980
Bank Pan Indonesia Tbk PT(1)	266,100	19,217
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	248,200	17,927
Bank Pembangunan Daerah Jawa Timur Tbk PT	113,500	4,538
Bank Rakyat Indonesia Persero Tbk PT	1,998,397	680,103
Bank Syariah Indonesia Tbk PT	68,639	7,325
Bank Tabungan Negara Persero Tbk PT	736,545	61,510
Barito Pacific Tbk PT	592,410	39,907
BFI Finance Indonesia Tbk PT	1,086,800	80,950
Blue Bird Tbk PT	139,500	17,046
Buana Lintas Lautan Tbk PT(1)	553,700	3,777
Bukalapak.com Tbk PT(1)	3,493,700	46,889
Bukit Asam Tbk PT	421,600	65,796
Bumi Resources Minerals Tbk PT(1)	5,563,500	72,485
Bumi Resources Tbk PT(1)	1,787,700	11,763
Bumi Serpong Damai Tbk PT(1)	732,100	50,063
Buyung Poetra Sembada PT	68,000	837
Charoen Pokphand Indonesia Tbk PT	193,700	64,962
Ciputra Development Tbk PT	1,125,200	81,944
Delta Dunia Makmur Tbk PT	708,900	16,277
Dharma Polimetal TbK PT	280,300	31,180
Dharma Satya Nusantara Tbk PT	840,800	30,347
Elnusa Tbk PT	183,200	4,906
Gajah Tunggal Tbk PT(1)	345,600	19,721
Global Mediacom Tbk PT(1)	881,800	14,785
GoTo Gojek Tokopedia Tbk PT(1)	9,758,100	61,112
Harum Energy Tbk PT	351,900	31,429
Indah Kiat Pulp & Paper Tbk PT	275,900	156,118
Indika Energy Tbk PT	278,900	26,535
Indo Tambangraya Megah Tbk PT	50,300	79,656

Indocement Tunggal Prakarsa Tbk PT	92,200	60,655
Indofood CBP Sukses Makmur Tbk PT	32,000	23,804
Indofood Sukses Makmur Tbk PT	71,600	29,673
Indosat Tbk PT	103,000	63,265
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	453,652	14,614
Japfa Comfeed Indonesia Tbk PT	481,300	36,468
Jasa Marga Persero Tbk PT	147,500	44,232
Kalbe Farma Tbk PT	342,700	35,725
Lippo Karawaci Tbk PT(1)	765,000	4,343
Malindo Feedmill Tbk PT(1)	13,400	444
Map Aktif Adiperkasa PT	1,150,500	62,343
Matahari Department Store Tbk PT	145,500	15,672
Medco Energi Internasional Tbk PT	1,203,840	89,352
Media Nusantara Citra Tbk PT	624,400	15,864
Medikaloka Hermina Tbk PT	527,400	50,088
Merdeka Copper Gold Tbk PT(1)	138,551	22,620
Mitra Adiperkasa Tbk PT	1,428,700	160,777
Mitra Keluarga Karyasehat Tbk PT	115,400	20,827
Mitra Pinasthika Mustika Tbk PT	157,800	10,480
Pabrik Kertas Tjiwi Kimia Tbk PT	135,800	63,284
Pacific Strategic Financial Tbk PT(1)	120,700	8,910
Pakuwon Jati Tbk PT	1,083,400	28,782
Panin Financial Tbk PT(1)	1,013,700	17,240
Perusahaan Gas Negara Tbk PT	538,400	38,733
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	344,600	20,444
PP Persero Tbk PT(1)	159,800	5,720
Puradelta Lestari Tbk PT	105,100	1,145
Quantum Clovera Investama Tbk PT(1)	28,000	90
Rimo International Lestari Tbk PT(1)	329,900	—
Salim Ivomas Pratama Tbk PT	44,700	1,108
Samator Indo Gas Tbk PT	86,700	8,275
Samudera Indonesia Tbk PT	1,064,000	20,440
Sarana Menara Nusantara Tbk PT	511,800	32,991
Sawit Sumbermas Sarana Tbk PT	567,700	37,168
Selamat Sempurna Tbk PT	231,100	29,800
Semen Indonesia Persero Tbk PT	289,907	121,518
Siloam International Hospitals Tbk PT	16,000	2,826
Smartfren Telecom Tbk PT(1)	3,336,600	10,968
Sri Rejeki Isman Tbk PT(1)	54,600	—
Steel Pipe Industry of Indonesia PT	274,200	5,199
Sumber Alfaria Trijaya Tbk PT	938,300	173,685
Summarecon Agung Tbk PT	1,287,258	51,045
Surya Citra Media Tbk PT	478,000	4,841
Surya Esa Perkasa Tbk PT	1,274,800	45,612
Surya Semesta Internusa Tbk PT(1)	823,900	23,278
Telkom Indonesia Persero Tbk PT, ADR(2)	27,107	669,543
Temas Tbk PT	1,259,000	12,106
Timah Tbk PT	278,200	11,123
Transcoal Pacific Tbk PT	29,600	15,213
Tunas Baru Lampung Tbk PT	24,900	1,220
Unilever Indonesia Tbk PT	362,700	85,373
United Tractors Tbk PT	126,200	178,242
Vale Indonesia Tbk PT	175,600	50,982
Waskita Beton Precast Tbk PT(1)	48,300	156
Waskita Karya Persero Tbk PT(1)	384,292	2,502

Wijaya Karya Persero Tbk PT(1)	513,000	12,508
XL Axiata Tbk PT	708,700	96,851
		6,727,108
Malaysia — 1.7%
7-Eleven Malaysia Holdings Bhd, Class B	3,000	1,263
Aeon Co. M Bhd	118,600	28,266
AEON Credit Service M Bhd	1,000	1,224
AGMO Holdings Bhd(1)	1,504	170
Alliance Bank Malaysia Bhd	145,500	107,120
AMMB Holdings Bhd	173,800	147,755
Ann Joo Resources Bhd(1)	16,600	3,672
Astro Malaysia Holdings Bhd	23,800	1,942
ATA IMS Bhd(1)	139,900	9,316
Axiata Group Bhd	65,600	31,824
Bank Islam Malaysia Bhd	36,800	18,008
Berjaya Corp. Bhd(1)	415,896	26,783
Berjaya Food Corp. Bhd	67,300	9,094
Bermaz Auto Bhd	158,400	78,554
Boustead Plantations Bhd	74,900	24,948
Bumi Armada Bhd(1)	545,900	62,609
Bursa Malaysia Bhd	49,100	71,234
Cahya Mata Sarawak Bhd	117,500	26,250
Capital A Bhd(1)	33,100	6,183
Careplus Group Bhd(1)	13,500	887
Carlsberg Brewery Malaysia Bhd	2,500	10,269
CELCOMDIGI Bhd	124,100	115,599
CIMB Group Holdings Bhd	241,250	292,546
Coastal Contracts Bhd(1)	3,400	1,301
Comfort Glove Bhd(1)	6,800	620
CSC Steel Holdings Bhd	18,100	4,785
Cypark Resources Bhd(1)	15,400	3,175
Dagang NeXchange Bhd(1)	250,700	21,548
Dayang Enterprise Holdings Bhd	17,100	5,938
Dialog Group Bhd	69,000	32,743
DRB-Hicom Bhd	87,800	26,417
Dufu Technology Corp. Bhd	2,800	1,059
Eco World Development Group Bhd	95,100	21,448
Econpile Holdings Bhd(1)	5,500	325
Ekovest Bhd(1)	134,300	12,991
Focus Dynamics Group Bhd(1)	55,800	240
Fraser & Neave Holdings Bhd	5,300	32,007
Frontken Corp. Bhd	54,000	36,901
Gamuda Bhd	69,763	71,439
Genting Bhd	189,800	190,731
Genting Malaysia Bhd	250,900	143,839
Genting Plantations Bhd	6,300	7,397
Globetronics Technology Bhd	12,200	4,219
Greatech Technology Bhd(1)	15,100	15,151
Hai-O Enterprise Bhd	2,076	432
HAP Seng Consolidated Bhd	16,900	17,156
Hartalega Holdings Bhd(1)	202,400	104,214
Heineken Malaysia Bhd	9,800	46,521
Hengyuan Refining Co. Bhd(1)	5,300	3,570
Hextar Global Bhd	116,220	18,355
Hextar Healthcare Bhd(1)	33,500	1,727

Hiap Teck Venture Bhd	125,000	11,809
Hibiscus Petroleum Bhd	121,720	65,634
Hong Leong Bank Bhd	13,300	54,229
Hong Leong Financial Group Bhd	8,500	29,370
Hong Leong Industries Bhd	400	802
IHH Healthcare Bhd	14,000	17,544
IJM Corp. Bhd	143,100	55,650
Inari Amertron Bhd	54,200	34,018
IOI Corp. Bhd	75,900	65,537
IOI Properties Group Bhd	41,800	15,178
JAKS Resources Bhd(1)	11,180	456
Jaya Tiasa Holdings Bhd	104,500	21,774
Kossan Rubber Industries Bhd	136,100	47,053
KPJ Healthcare Bhd	246,800	71,012
KSL Holdings Bhd(1)	5,500	1,265
Kuala Lumpur Kepong Bhd	36,200	170,102
Land & General Bhd	29,900	803
LBS Bina Group Bhd	8,961	1,078
Leong Hup International Bhd	5,600	787
Lii Hen Industries Bhd	4,200	826
Lotte Chemical Titan Holding Bhd	20,000	5,111
Luxchem Corp. Bhd	20,900	2,379
Mah Sing Group Bhd	51,600	8,865
Malakoff Corp. Bhd	6,800	883
Malayan Banking Bhd(2)	162,949	314,110
Malayan Flour Mills Bhd	26,300	3,760
Malaysia Airports Holdings Bhd	73,980	114,091
Malaysia Building Society Bhd	190,000	28,767
Malaysia Marine & Heavy Engineering Holdings Bhd	4,700	479
Malaysian Pacific Industries Bhd	8,600	49,540
Malaysian Resources Corp. Bhd	9,900	904
Matrix Concepts Holdings Bhd	18,300	6,399
Maxis Bhd	65,900	55,179
Media Prima Bhd	58,500	5,213
MISC Bhd	64,900	100,221
MKH Bhd	2,900	878
MR DIY Group M Bhd	67,500	22,171
Muhibbah Engineering M Bhd(1)	2,000	309
My EG Services Bhd	135,074	23,065
Naim Holdings Bhd(1)	4,300	683
Nestle Malaysia Bhd	2,200	59,163
OCK Group Bhd(1)	7,100	609
OSK Holdings Bhd	6,600	1,715
Padini Holdings Bhd	6,300	5,071
Paramount Corp. Bhd	3,400	689
Perak Transit Bhd	5,566	1,421
PESTECH International Bhd(1)	29,625	1,718
Petronas Chemicals Group Bhd	58,400	90,612
Petronas Dagangan Bhd	14,100	67,454
Petronas Gas Bhd	27,800	100,634
Poh Huat Resources Holdings Bhd	2,800	816
PPB Group Bhd	15,500	46,897
Press Metal Aluminium Holdings Bhd	57,100	58,851
Public Bank Bhd	476,700	436,963
QL Resources Bhd	31,850	38,297

Ranhill Utilities Bhd	3,829	719
RHB Bank Bhd	109,675	128,304
Sam Engineering & Equipment M Bhd	2,400	2,252
Sapura Energy Bhd(1)	43,200	411
Sarawak Oil Palms Bhd	31,800	17,774
Scientex Bhd	22,400	17,581
Serba Dinamik Holdings Bhd(1)	4,000	4
Sime Darby Bhd	66,900	35,487
Sime Darby Plantation Bhd	140,700	135,984
Sime Darby Property Bhd	33,900	4,659
SP Setia Bhd Group	120,300	19,252
Sports Toto Bhd	7,536	2,394
Sunway Bhd	82,300	34,981
Supermax Corp. Bhd	208,043	41,345
Syarikat Takaful Malaysia Keluarga Bhd	18,100	14,577
Ta Ann Holdings Bhd	26,400	20,288
Telekom Malaysia Bhd	84,600	95,707
Tenaga Nasional Bhd	160,200	343,549
Thong Guan Industries Bhd	2,400	964
TIME dotCom Bhd	58,200	63,735
Tiong NAM Logistics Holdings Bhd(1)	26,900	4,100
Tropicana Corp. Bhd(1)	4,807	1,227
TSH Resources Bhd	77,200	16,233
Uchi Technologies Bhd	7,500	5,907
UEM Sunrise Bhd	6,800	1,038
UMW Holdings Bhd	45,200	47,552
Unisem M Bhd	51,700	37,411
United Plantations Bhd	5,000	18,216
UWC Bhd(1)	6,400	5,061
Velesto Energy Bhd(1)	623,700	29,421
ViTrox Corp. Bhd	4,000	6,008
VS Industry Bhd	66,800	12,829
Wasco Bhd(1)	16,200	3,409
WCT Holdings Bhd	7,446	736
Westports Holdings Bhd	38,900	29,199
Yinson Holdings Bhd	163,020	84,356
YTL Corp. Bhd	27,796	9,249
YTL Power International Bhd	373,100	189,875
		5,702,403
Mexico — 2.8%
Alfa SAB de CV, Class A	292,300	212,891
Alpek SAB de CV(2)	45,690	34,409
Alsea SAB de CV(1)	57,400	200,901
America Movil SAB de CV, ADR	46,767	849,756
Arca Continental SAB de CV	6,800	69,337
Banco del Bajio SA	128,877	412,857
Becle SAB de CV(2)	4,400	7,453
Bolsa Mexicana de Valores SAB de CV	24,500	46,550
Cemex SAB de CV, ADR(1)	52,047	359,645
Coca-Cola Femsa SAB de CV	25,245	213,474
Consorcio ARA SAB de CV	4,900	908
Controladora AXTEL SAB de CV(1)(2)	241,750	2,658
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	13,128	105,812
Corp. Inmobiliaria Vesta SAB de CV(2)	71,500	269,517
Fomento Economico Mexicano SAB de CV, ADR	3,506	444,876

GCC SAB de CV	18,500	181,586
Genomma Lab Internacional SAB de CV, Class B	169,300	138,025
Gentera SAB de CV	226,600	261,454
Gruma SAB de CV, B Shares	3,145	58,149
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	2,727	195,308
Grupo Aeroportuario del Pacifico SAB de CV, ADR(2)	2,181	332,079
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,215	286,084
Grupo Bimbo SAB de CV, Series A(2)	32,700	164,324
Grupo Carso SAB de CV, Series A1	23,000	208,620
Grupo Comercial Chedraui SA de CV	29,017	170,609
Grupo Financiero Banorte SAB de CV, Class O	131,996	1,228,269
Grupo Financiero Inbursa SAB de CV, Class O(1)	129,050	316,523
Grupo GICSA SAB de CV(1)	8,000	1,064
Grupo Industrial Saltillo SAB de CV	1,789	2,730
Grupo Mexico SAB de CV, Series B	143,394	658,745
Grupo Televisa SAB, ADR	53,904	173,571
Grupo Traxion SAB de CV(1)(2)	16,400	28,412
Hoteles City Express SAB de CV(1)	1,300	419
Industrias Penoles SAB de CV(1)	11,020	161,209
Kimberly-Clark de Mexico SAB de CV, A Shares	101,300	204,192
La Comer SAB de CV	50,780	108,615
Megacable Holdings SAB de CV	112,313	267,130
Nemak SAB de CV(1)	615,840	131,901
Orbia Advance Corp. SAB de CV	80,800	172,221
Promotora y Operadora de Infraestructura SAB de CV	12,615	124,258
Qualitas Controladora SAB de CV	4,300	39,340
Wal-Mart de Mexico SAB de CV	105,397	414,949
		9,260,830
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	36,238	345,710
Credicorp Ltd.	1,715	215,284
Intercorp Financial Services, Inc.	4,299	82,283
Southern Copper Corp.	2,443	175,725
		819,002
Philippines — 0.7%
Aboitiz Equity Ventures, Inc.	79,690	67,390
Aboitiz Power Corp.	12,100	8,174
ACEN Corp.	107,422	9,297
Alliance Global Group, Inc.(1)	166,000	29,320
Ayala Corp.	10,600	126,867
Ayala Land, Inc.	224,700	126,400
Ayalaland Logistics Holdings Corp.(1)	17,000	490
Bank of the Philippine Islands	83,948	156,386
BDO Unibank, Inc.	96,360	231,980
Cebu Air, Inc.(1)	6,390	3,626
Century Pacific Food, Inc.	41,200	22,544
Converge Information & Communications Technology Solutions, Inc.(1)	156,800	23,218
Cosco Capital, Inc.	51,700	4,267
DMCI Holdings, Inc.	574,500	95,201
DoubleDragon Corp.	2,700	399
East West Banking Corp.	5,400	826
EEI Corp.(1)	5,000	529
Filinvest Land, Inc.	41,000	414
First Gen Corp.	22,300	6,672
Ginebra San Miguel, Inc.	1,300	3,922

Global Ferronickel Holdings, Inc.	171,000	7,244
Globe Telecom, Inc.	1,865	57,494
GT Capital Holdings, Inc.	8,670	84,768
Integrated Micro-Electronics, Inc.(1)	6,600	414
International Container Terminal Services, Inc.	32,070	124,812
JG Summit Holdings, Inc.	121,203	84,160
Jollibee Foods Corp.	32,680	133,472
Manila Electric Co.	8,850	57,363
Manila Water Co., Inc.	32,900	10,667
Max's Group, Inc.	4,100	238
Megaworld Corp.	712,000	26,426
Metropolitan Bank & Trust Co.	222,900	200,715
Monde Nissin Corp.(1)	76,200	11,553
Nickel Asia Corp.	273,100	24,855
Petron Corp.	75,000	4,582
PLDT, Inc., ADR(2)	4,443	102,767
Puregold Price Club, Inc.	65,600	32,158
Robinsons Land Corp.	7,800	2,041
Robinsons Retail Holdings, Inc.	22,090	15,958
Security Bank Corp.	57,680	73,264
Semirara Mining & Power Corp.	89,900	46,917
Shell Pilipinas Corp.(1)	1,600	335
SM Investments Corp.	4,195	61,942
SM Prime Holdings, Inc.	134,900	78,533
Universal Robina Corp.	11,590	23,523
Vista Land & Lifescapes, Inc.	62,800	1,878
Wilcon Depot, Inc.	81,300	30,981
		2,216,982
Poland — 1.1%
Alior Bank SA(1)	13,298	256,726
Allegro.eu SA(1)	9,307	67,306
AmRest Holdings SE(1)	2,830	17,304
Bank Millennium SA(1)	82,872	164,451
Bank Polska Kasa Opieki SA	10,917	383,540
Budimex SA	1,197	165,894
CCC SA(1)	9,459	128,649
CD Projekt SA	1,805	49,156
Cyfrowy Polsat SA(1)	4,067	13,034
Dino Polska SA(1)	1,614	179,760
Eurocash SA	8,571	35,330
Grenevia SA(1)	6,958	5,659
Grupa Azoty SA(1)	5,389	29,249
Grupa Kety SA	742	134,278
Jastrzebska Spolka Weglowa SA(1)	7,794	77,099
KGHM Polska Miedz SA	6,983	201,221
KRUK SA	1,759	201,042
LPP SA	13	48,355
Lubelski Wegiel Bogdanka SA	109	916
mBank SA(1)	671	94,567
Mercator Medical SA(1)	146	1,496
Orange Polska SA	90,449	181,558
ORLEN SA	22,004	324,847
Pepco Group NV(1)	12,179	69,088
PGE Polska Grupa Energetyczna SA(1)	20,198	42,421
PKP Cargo SA(1)	196	746

Powszechna Kasa Oszczednosci Bank Polski SA(1)	17,958	213,622
Powszechny Zaklad Ubezpieczen SA	14,313	163,032
Santander Bank Polska SA(1)	789	98,025
Tauron Polska Energia SA(1)	95,228	98,079
TEN Square Games SA	170	3,983
Text SA	2,426	66,919
XTB SA	8,988	74,950
		3,592,302
Russia(3)†
Gazprom PJSC(1)	309,544	1
Globaltrans Investment PLC, GDR(1)	19,562	2
LUKOIL PJSC	14,461	—
Magnit PJSC	1,613	—
Mechel PJSC(1)	7,372	—
MMC Norilsk Nickel PJSC(1)	849	—
MMC Norilsk Nickel PJSC, ADR(1)	3	—
Mobile TeleSystems PJSC, ADR(1)	11,495	1
Novatek PJSC	8,700	—
Novolipetsk Steel PJSC(1)	60,580	—
O'Key Group SA, GDR(1)	1,578	—
PhosAgro PJSC	2,275	—
PhosAgro PJSC, GDR(1)	2	—
PhosAgro PJSC (London)(1)	44	—
Ros Agro PLC, GDR(1)	3,053	—
Rosneft Oil Co. PJSC	36,427	—
Severstal PAO, GDR(1)	6,837	1
Tatneft PJSC	61,368	—
VK Co. Ltd., GDR(1)	87	—
VTB Bank PJSC(1)	386,396,000	430
X5 Retail Group NV, GDR(1)	2,570	—
		435
Singapore†
Super Hi International Holding Ltd.(1)	7,200	12,029
South Africa — 3.4%
Absa Group Ltd.	43,967	405,501
Adcock Ingram Holdings Ltd.	305	872
Advtech Ltd.	12,737	16,450
AECI Ltd.	18,830	103,304
African Rainbow Minerals Ltd.	10,125	97,667
Afrimat Ltd.	8,073	24,183
Alexander Forbes Group Holdings Ltd.	4,775	1,452
Anglo American Platinum Ltd.	1,400	59,282
Anglogold Ashanti PLC	12,830	246,977
Aspen Pharmacare Holdings Ltd.	26,280	258,476
Astral Foods Ltd.	7,442	62,938
Aveng Ltd.(1)	3,335	1,289
AVI Ltd.	30,850	128,220
Balwin Properties Ltd.	4,197	501
Barloworld Ltd.	24,004	97,101
Bid Corp. Ltd.	8,305	182,251
Bidvest Group Ltd.	8,951	112,131
Blue Label Telecoms Ltd.(1)	5,048	1,005
Brait PLC(1)	4,194	414
Capitec Bank Holdings Ltd.	2,506	261,081
Cashbuild Ltd.	488	4,351

City Lodge Hotels Ltd.	2,646	655
Clicks Group Ltd.	9,263	145,155
Coronation Fund Managers Ltd.	24,694	41,359
Curro Holdings Ltd.	45,943	27,362
Dis-Chem Pharmacies Ltd.	25,081	37,815
Discovery Ltd.	19,001	133,885
DRDGOLD Ltd.	20,138	18,839
EOH Holdings Ltd.(1)	1,194	90
Exxaro Resources Ltd.	29,806	297,319
Famous Brands Ltd.	293	917
FirstRand Ltd.	149,855	536,044
Fortress Real Estate Investments Ltd., A Shares(1)	122,123	88,730
Fortress Real Estate Investments Ltd., Class B(1)	16,409	5,688
Foschini Group Ltd.(2)	26,188	152,137
Gold Fields Ltd., ADR	42,660	652,271
Grindrod Ltd.	68,214	37,432
Harmony Gold Mining Co. Ltd., ADR	72,460	452,150
Impala Platinum Holdings Ltd.	61,207	248,881
Investec Ltd.	18,763	119,988
JSE Ltd.	1,237	5,799
KAL Group Ltd.	177	343
KAP Ltd.(1)	178,079	22,946
Kumba Iron Ore Ltd.	3,565	112,166
Lewis Group Ltd.	508	1,118
Metair Investments Ltd.(1)	1,914	1,694
MiX Telematics Ltd., ADR	83	530
Momentum Metropolitan Holdings	222,391	237,517
Motus Holdings Ltd.	6,328	31,277
Mpact Ltd.	965	1,456
Mr Price Group Ltd.	10,130	82,493
MTN Group Ltd.	75,745	413,803
MultiChoice Group(1)	21,390	76,775
Murray & Roberts Holdings Ltd.(1)	1,453	50
Naspers Ltd., N Shares	2,678	493,873
Nedbank Group Ltd.	29,954	339,804
NEPI Rockcastle NV	44,053	270,873
Netcare Ltd.	121,001	88,633
Ninety One Ltd.	25,549	55,675
Northam Platinum Holdings Ltd.	33,575	216,618
Oceana Group Ltd.	464	1,678
Old Mutual Ltd.	507,840	309,637
Omnia Holdings Ltd.	22,312	70,588
OUTsurance Group Ltd.	29,799	65,673
Pepkor Holdings Ltd.	56,274	55,603
Pick n Pay Stores Ltd.(2)	27,885	35,223
PPC Ltd.(1)	125,428	24,327
Raubex Group Ltd.(2)	2,320	3,254
Reinet Investments SCA	11,800	277,012
Remgro Ltd.	31,820	244,951
RFG Holdings Ltd.	1,040	730
RMB Holdings Ltd.(1)	8,812	252
Sanlam Ltd.	62,812	226,028
Santam Ltd.	2,838	43,796
Sappi Ltd.(2)	75,826	158,938
Sasol Ltd., ADR	26,634	293,773

Shoprite Holdings Ltd.	14,624	199,495
Sibanye Stillwater Ltd., ADR(2)	62,145	277,167
Southern Sun Ltd.(1)	3,866	1,057
Standard Bank Group Ltd.	52,256	555,368
Sun International Ltd.	488	1,035
Telkom SA SOC Ltd.(1)(2)	51,035	68,356
Thungela Resources Ltd.(2)	25,484	195,211
Transaction Capital Ltd.(2)	9,016	3,340
Trencor Ltd.(1)	1,689	613
Truworths International Ltd.	40,844	166,070
Tsogo Sun Ltd.	3,616	2,341
Vodacom Group Ltd.(2)	17,179	88,468
Wilson Bayly Holmes-Ovcon Ltd.(1)	3,871	25,870
Woolworths Holdings Ltd.	53,338	190,867
Zeda Ltd.(1)	24,857	17,240
Zeder Investments Ltd.(2)	8,750	849
		11,120,416
South Korea — 14.1%
Advanced Process Systems Corp.	1,624	26,590
Aekyung Industrial Co. Ltd.	349	5,197
AfreecaTV Co. Ltd.	879	45,413
Agabang&Company(1)	2,113	6,289
Ahnlab, Inc.	230	12,309
Alteogen, Inc.(1)	216	13,377
Amorepacific Corp.	893	89,210
AMOREPACIFIC Group	1,483	31,794
Ananti, Inc.(1)	12,188	60,781
Aprogen Biologics(1)	1,383	319
Aprogen, Inc.(1)	145	109
Asiana Airlines, Inc.(1)	3,845	31,141
BGF Co. Ltd.	616	1,727
BGF retail Co. Ltd.	779	81,366
BH Co. Ltd.	3,372	56,578
Binggrae Co. Ltd.	616	26,744
BNK Financial Group, Inc.	40,900	226,965
Boditech Med, Inc.	953	13,212
Boryung	2,557	18,860
Bukwang Pharmaceutical Co. Ltd.(1)	513	2,409
Byucksan Corp.	2,612	5,661
Caregen Co. Ltd.	845	18,446
Cellid Co. Ltd.(1)	65	225
Celltrion Healthcare Co. Ltd.	1,398	80,576
Celltrion Pharm, Inc.(1)	264	16,342
Celltrion, Inc.	2,025	255,049
Cheil Worldwide, Inc.	9,040	136,782
Chong Kun Dang Pharmaceutical Corp.	828	79,382
Chongkundang Holdings Corp.	42	1,854
Chunbo Co. Ltd.	75	6,258
CJ CGV Co. Ltd.(1)	4,925	21,182
CJ CheilJedang Corp.	437	104,523
CJ Corp.	1,535	109,026
CJ ENM Co. Ltd.(1)	1,590	94,244
CJ Logistics Corp.	966	84,289
Classys, Inc.	1,624	52,429
CMG Pharmaceutical Co. Ltd.(1)	803	1,362

Com2uSCorp	114	4,356
Cosmax, Inc.(1)	1,340	114,713
CosmoAM&T Co. Ltd.(1)	266	33,855
COSON Co. Ltd.(1)	179	24
Coupang, Inc.(1)	30,051	459,179
Coway Co. Ltd.	6,177	237,833
COWELL FASHION Co. Ltd.	866	7,254
CrystalGenomics Invites Co. Ltd.(1)	1,166	2,390
CS Wind Corp.	558	23,056
Cuckoo Homesys Co. Ltd.	704	12,530
Daea TI Co. Ltd.(1)	824	2,249
Daeduck Electronics Co. Ltd.	4,805	98,881
Daesang Corp.	2,758	42,135
Daewon Pharmaceutical Co. Ltd.	395	4,865
Daewoo Engineering & Construction Co. Ltd.(1)	26,080	93,708
Daewoong Co. Ltd.	705	9,075
Daewoong Pharmaceutical Co. Ltd.	323	26,226
Daishin Securities Co. Ltd.	4,161	46,571
Daol Investment & Securities Co. Ltd.	5,885	18,378
Daou Data Corp.	2,016	19,232
Daou Technology, Inc.	2,270	31,081
Dawonsys Co. Ltd.(1)	62	680
DB Financial Investment Co. Ltd.	1,678	5,147
DB HiTek Co. Ltd.	5,137	246,221
DB Insurance Co. Ltd.	5,455	351,964
Dentium Co. Ltd.	478	46,574
DGB Financial Group, Inc.	25,554	168,021
DIO Corp.(1)	562	9,461
DL E&C Co. Ltd.	5,052	149,563
DL Holdings Co. Ltd.	1,379	51,094
Dong-A Socio Holdings Co. Ltd.	122	8,601
Dong-A ST Co. Ltd.	227	10,304
Dongjin Semichem Co. Ltd.	4,044	120,279
DongKook Pharmaceutical Co. Ltd.	415	4,648
Dongkuk CM Co. Ltd.(1)	3,531	19,327
Dongkuk Holdings Co. Ltd.	1,881	13,109
Dongkuk Steel Mill Co. Ltd.(1)	5,859	50,250
Dongsuh Cos., Inc.	1,309	18,551
Dongwha Enterprise Co. Ltd.(1)	82	4,367
Dongwha Pharm Co. Ltd.	1,215	8,962
Dongwon Development Co. Ltd.	641	1,632
Dongwon F&B Co. Ltd.	465	11,057
Dongwon Industries Co. Ltd.	950	23,973
Dongwon Systems Corp.	217	5,712
Doosan Bobcat, Inc.	5,801	204,140
Doosan Enerbility Co. Ltd.(1)	8,853	108,127
Doosan Tesna, Inc.	1,960	96,053
DoubleUGames Co. Ltd.	843	29,265
Douzone Bizon Co. Ltd.	1,500	34,155
Dreamtech Co. Ltd.	2,473	22,658
Duk San Neolux Co. Ltd.(1)	569	20,292
Echo Marketing, Inc.	366	2,605
Ecopro BM Co. Ltd.	496	105,021
Ecopro Co. Ltd.	324	186,910
Ecopro HN Co. Ltd.	136	7,551

E-MART, Inc.	1,032	60,456
ENF Technology Co. Ltd.	240	4,645
Eo Technics Co. Ltd.	446	54,367
Eoflow Co. Ltd.(1)	486	3,128
Eugene Corp.	3,001	8,160
Eugene Investment & Securities Co. Ltd.	4,439	13,836
Eugene Technology Co. Ltd.	502	16,777
F&F Co. Ltd.	1,236	81,986
F&F Holdings Co. Ltd.	27	322
Fila Holdings Corp.	3,645	107,349
Fine Semitech Corp.	363	6,710
Foosung Co. Ltd.	1,807	16,684
GemVax & Kael Co. Ltd.(1)	680	7,027
Genexine, Inc.(1)	105	789
Giantstep, Inc.(1)	170	1,324
GOLFZON Co. Ltd.	448	30,835
Gradiant Corp.	604	5,213
Grand Korea Leisure Co. Ltd.(1)	2,462	24,986
Green Cross Corp.	210	18,613
Green Cross Holdings Corp.	435	4,958
GS Engineering & Construction Corp.	6,709	84,240
GS Holdings Corp.	6,733	214,675
GS Retail Co. Ltd.	6,341	116,857
HAESUNG DS Co. Ltd.	1,458	64,821
Hana Financial Group, Inc.	25,172	809,948
Hana Materials, Inc.	919	32,608
Hana Micron, Inc.	5,772	133,276
Hanall Biopharma Co. Ltd.(1)	410	10,814
Handsome Co. Ltd.	2,251	33,065
Hanil Cement Co. Ltd.	730	7,149
Hanjin Kal Corp.	187	7,747
Hanjin Transportation Co. Ltd.	337	6,530
Hankook Shell Oil Co. Ltd.	40	7,501
Hankook Tire & Technology Co. Ltd.	8,185	286,483
Hanmi Pharm Co. Ltd.	385	91,417
Hanmi Semiconductor Co. Ltd.	4,018	197,179
Hanon Systems	20,129	112,640
Hansae Co. Ltd.	3,078	49,379
Hansol Chemical Co. Ltd.	375	58,251
Hansol Paper Co. Ltd.	1,067	8,587
Hansol Technics Co. Ltd.	1,045	5,201
Hanssem Co. Ltd.	837	33,129
Hanwha Aerospace Co. Ltd.	4,407	431,010
Hanwha Corp.	3,440	68,128
Hanwha Corp., Preference Shares	729	8,025
Hanwha Galleria Corp.(1)	4,395	3,551
Hanwha General Insurance Co. Ltd.(1)	2,607	8,195
Hanwha Investment & Securities Co. Ltd.(1)	10,391	22,177
Hanwha Life Insurance Co. Ltd.(1)	50,857	108,814
Hanwha Ocean Co. Ltd.(1)	1,566	33,006
Hanwha Solutions Corp.(1)	3,897	100,465
Hanwha Systems Co. Ltd.	2,295	28,644
Harim Holdings Co. Ltd.	7,758	42,580
HD Hyundai Co. Ltd.	6,768	315,454
HD Hyundai Construction Equipment Co. Ltd.	1,275	48,026

HD Hyundai Electric Co. Ltd.	2,884	187,751
HD Hyundai Heavy Industries Co. Ltd.(1)	1,149	111,079
HD Hyundai Infracore Co. Ltd.	9,544	57,691
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	2,976	256,855
HDC Holdings Co. Ltd.	1,750	9,232
HDC Hyundai Development Co-Engineering & Construction, E Shares	3,589	42,863
Hite Jinro Co. Ltd.	2,211	37,772
HJ Shipbuilding & Construction Co. Ltd.(1)	2,594	8,063
HK inno N Corp.	227	6,982
HL Holdings Corp.	590	15,250
HL Mando Co. Ltd.	4,524	124,726
HLB Global Co. Ltd.(1)	807	2,386
HLB, Inc.(1)	1,636	40,341
HMM Co. Ltd.	25,856	309,704
Hotel Shilla Co. Ltd.	1,180	59,913
HPSP Co. Ltd.	1,448	51,800
HS Industries Co. Ltd.	1,315	3,590
Hugel, Inc.(1)	170	20,089
Humasis Co. Ltd.(1)	24,352	37,964
Humax Co. Ltd.(1)	1,601	3,597
Humedix Co. Ltd.	254	6,747
Huons Co. Ltd.	129	3,741
Huons Global Co. Ltd.	141	2,352
Hwa Shin Co. Ltd.	3,147	28,624
Hwaseung Enterprise Co. Ltd.	315	2,113
HYBE Co. Ltd.(1)	599	99,643
Hyosung Advanced Materials Corp.	425	129,373
Hyosung Chemical Corp.(1)	216	15,012
Hyosung Corp.	369	19,481
Hyosung Heavy Industries Corp.(1)	224	36,405
Hyosung TNC Corp.	448	132,066
Hyundai Autoever Corp.	426	60,919
Hyundai Corp.	337	4,777
Hyundai Department Store Co. Ltd.	1,484	58,293
Hyundai Elevator Co. Ltd.	1,982	67,736
Hyundai Engineering & Construction Co. Ltd.	6,782	187,998
Hyundai Futurenet Co. Ltd.	2,521	6,304
Hyundai GF Holdings	8,292	24,402
Hyundai Glovis Co. Ltd.	1,796	241,025
Hyundai Home Shopping Network Corp.	644	21,410
Hyundai Marine & Fire Insurance Co. Ltd.	8,078	194,453
Hyundai Mipo Dockyard Co. Ltd.(1)	876	54,960
Hyundai Mobis Co. Ltd.	2,110	373,175
Hyundai Motor Co.	8,448	1,202,862
Hyundai Rotem Co. Ltd.(1)	4,229	87,003
Hyundai Steel Co.	8,959	243,573
Hyundai Wia Corp.	2,117	97,715
ICD Co. Ltd.	2,133	13,990
Iljin Diamond Co. Ltd.	93	970
Ilyang Pharmaceutical Co. Ltd.	2,125	24,367
iMarketKorea, Inc.	2,108	13,551
Industrial Bank of Korea	33,570	307,225
Innocean Worldwide, Inc.	1,564	24,600
Innox Advanced Materials Co. Ltd.	1,573	40,006
Inscobee, Inc.(1)	756	708

Insun ENT Co. Ltd.(1)	1,650	9,353
Interflex Co. Ltd.(1)	276	2,296
INTOPS Co. Ltd.	2,663	60,415
iNtRON Biotechnology, Inc.(1)	2,914	18,387
IS Dongseo Co. Ltd.(1)	2,292	48,274
ISC Co. Ltd.	1,034	70,418
i-SENS, Inc.	544	9,908
JB Financial Group Co. Ltd.	18,632	149,486
Jeil Pharmaceutical Co. Ltd.	24	303
Jeju Air Co. Ltd.(1)	273	2,287
Jin Air Co. Ltd.(1)	624	5,701
Jusung Engineering Co. Ltd.	6,544	177,715
JW Holdings Corp.	410	1,120
JW Pharmaceutical Corp.	2,448	56,906
JYP Entertainment Corp.	1,575	116,949
Kakao Corp.	6,164	240,487
Kakao Games Corp.(1)	699	14,225
KakaoBank Corp.	2,861	57,967
Kakaopay Corp.(1)	535	19,038
Kangwon Land, Inc.	4,323	51,822
KB Financial Group, Inc., ADR	23,380	941,746
KC Co. Ltd.	435	5,972
KC Tech Co. Ltd.	493	10,112
KCC Corp.	306	49,201
KCC Glass Corp.	1,172	37,676
KEPCO Engineering & Construction Co., Inc.	229	10,855
KEPCO Plant Service & Engineering Co. Ltd.	1,281	34,524
KG Dongbusteel	2,973	20,162
KG Eco Technology Service Co. Ltd.	2,450	21,323
Kginicis Co. Ltd.	1,731	16,286
KH Feelux Co. Ltd.(1)	2,683	1,379
KH Vatec Co. Ltd.	1,906	20,872
Kia Corp.	17,210	1,143,400
KISCO Corp.	1,358	6,796
KIWOOM Securities Co. Ltd.	2,424	172,823
KMW Co. Ltd.(1)	276	2,522
Koentec Co. Ltd.	632	3,472
Koh Young Technology, Inc.	2,505	22,253
Kolmar BNH Co. Ltd.	169	2,060
Kolon Industries, Inc.	1,544	51,448
KoMiCo Ltd.	1,114	52,022
Komipharm International Co. Ltd.(1)	203	694
KONA I Co. Ltd.(1)	716	9,010
Korea Aerospace Industries Ltd.	6,397	229,869
Korea Circuit Co. Ltd.(1)	1,642	21,169
Korea Electric Power Corp., ADR(1)(2)	20,470	149,022
Korea Electric Terminal Co. Ltd.	609	35,955
Korea Gas Corp.(1)	430	8,268
Korea Investment Holdings Co. Ltd.	5,005	231,448
Korea Line Corp.(1)	28,143	42,571
Korea Petrochemical Ind Co. Ltd.	318	40,422
Korea Real Estate Investment & Trust Co. Ltd.	3,951	3,758
Korea United Pharm, Inc.	247	4,634
Korea Zinc Co. Ltd.	300	113,801
Korean Air Lines Co. Ltd.	18,012	312,054

Korean Reinsurance Co.	13,989	83,997
Krafton, Inc.(1)	689	113,253
KT Skylife Co. Ltd.	1,686	7,892
Kum Yang Co. Ltd.(1)	2,158	213,472
Kumho Petrochemical Co. Ltd.	2,434	240,347
Kumho Tire Co., Inc.(1)	10,423	44,746
Kwang Dong Pharmaceutical Co. Ltd.	671	3,621
Kyobo Securities Co. Ltd.	138	535
Kyung Dong Navien Co. Ltd.	141	4,977
L&F Co. Ltd.	434	59,037
LB Semicon, Inc.(1)	1,686	10,029
LEENO Industrial, Inc.	638	98,673
LF Corp.	3,890	41,787
LG Chem Ltd.	1,072	414,719
LG Corp.	3,818	247,280
LG Display Co. Ltd., ADR(1)	60,679	291,866
LG Electronics, Inc.	8,048	638,132
LG Energy Solution Ltd.(1)	557	195,229
LG H&H Co. Ltd.	319	82,411
LG HelloVision Co. Ltd.	1,238	3,234
LG Innotek Co. Ltd.	1,145	210,693
LG Uplus Corp.	25,359	205,984
LIG Nex1 Co. Ltd.	1,456	109,972
Lock&Lock Co. Ltd.	262	1,287
Lotte Chemical Corp.	971	115,600
Lotte Chilsung Beverage Co. Ltd.	512	58,570
Lotte Corp.	231	5,001
Lotte Data Communication Co.	464	9,841
Lotte Energy Materials Corp.	319	11,082
LOTTE Fine Chemical Co. Ltd.	1,867	83,300
LOTTE Himart Co. Ltd.	116	930
Lotte Rental Co. Ltd.	1,895	40,018
Lotte Shopping Co. Ltd.	1,215	71,882
Lotte Wellfood Co. Ltd.	165	15,783
LS Corp.	813	53,180
LS Electric Co. Ltd.	817	47,785
LVMC Holdings(1)	14,008	26,155
LX Hausys Ltd.	634	22,130
LX Holdings Corp.	3,787	21,509
LX INTERNATIONAL Corp.	5,626	129,461
LX Semicon Co. Ltd.	992	66,169
Maeil Dairies Co. Ltd.	252	8,420
Mcnex Co. Ltd.	2,204	51,803
MegaStudyEdu Co. Ltd.	837	36,979
Meritz Financial Group, Inc.	11,640	499,097
Mirae Asset Life Insurance Co. Ltd.(1)	2,237	9,546
Mirae Asset Securities Co. Ltd.	26,938	149,299
Miwon Commercial Co. Ltd.	26	3,323
Myoung Shin Industrial Co. Ltd.(1)	4,404	65,452
Namhae Chemical Corp.	960	5,319
Namsun Aluminum Co. Ltd.(1)	4,341	7,703
NAVER Corp.	2,003	321,970
NCSoft Corp.	712	144,169
Neowiz(1)	1,144	23,516
NEPES Corp.(1)	2,001	26,205

Netmarble Corp.(1)	564	25,802
Nexen Tire Corp.	3,291	22,336
NEXTIN, Inc.	591	31,954
NH Investment & Securities Co. Ltd.	14,115	111,916
NHN Corp.(1)	938	17,034
NHN KCP Corp.	1,223	11,528
NICE Holdings Co. Ltd.	1,626	16,773
NICE Information Service Co. Ltd.	1,931	13,438
NongShim Co. Ltd.	253	79,330
OCI Holdings Co. Ltd.	1,055	80,535
OptoElectronics Solutions Co. Ltd.	81	764
Orion Corp./Republic of Korea	1,920	173,612
Orion Holdings Corp.	2,268	26,956
Ottogi Corp.	144	42,181
Pan Ocean Co. Ltd.	39,882	139,315
Paradise Co. Ltd.(1)	1,512	15,609
Park Systems Corp.	268	33,296
Partron Co. Ltd.	7,816	51,722
Pearl Abyss Corp.(1)	642	18,674
PharmaResearch Co. Ltd.	525	43,767
Poongsan Corp.	3,199	88,467
Posco DX Co. Ltd.	5,814	257,058
POSCO Future M Co. Ltd.	507	126,888
POSCO Holdings, Inc., ADR	13,575	1,265,190
Posco International Corp.	6,485	286,537
PSK, Inc.	3,362	51,590
Pulmuone Co. Ltd.	627	5,022
S&S Tech Corp.	452	17,700
S-1 Corp.	2,115	98,100
Samchully Co. Ltd.	65	4,843
Samjin Pharmaceutical Co. Ltd.	249	4,242
Samsung Biologics Co. Ltd.(1)	357	199,706
Samsung C&T Corp.	2,826	260,573
Samsung Card Co. Ltd.	448	11,439
Samsung Electro-Mechanics Co. Ltd.	3,411	384,376
Samsung Electronics Co. Ltd., GDR	5,931	8,264,079
Samsung Engineering Co. Ltd.(1)	17,452	340,273
Samsung Fire & Marine Insurance Co. Ltd.	3,145	632,123
Samsung Heavy Industries Co. Ltd.(1)	41,565	256,529
Samsung Life Insurance Co. Ltd.	4,435	239,758
Samsung Pharmaceutical Co. Ltd.(1)	723	1,297
Samsung SDI Co. Ltd.	1,541	561,118
Samsung SDS Co. Ltd.	1,383	179,834
Samsung Securities Co. Ltd.	6,127	185,745
Samwha Capacitor Co. Ltd.	200	6,042
Samyang Corp.	176	5,999
Samyang Holdings Corp.	195	10,495
Sangsangin Co. Ltd.(1)	4,184	13,383
SD Biosensor, Inc.	3,414	29,924
Seah Besteel Holdings Corp.	911	17,382
SeAH Steel Corp.	339	34,354
SeAH Steel Holdings Corp.	160	23,682
Sebang Global Battery Co. Ltd.	659	29,856
Seegene, Inc.	4,156	68,856
Seobu T&D	1,836	10,751

Seojin System Co. Ltd.(1)	1,030	15,187
Seoul Semiconductor Co. Ltd.	5,788	44,463
Seoul Viosys Co. Ltd.(1)	377	1,044
Seoyon E-Hwa Co. Ltd.	2,819	37,680
SFA Engineering Corp.	912	21,081
SFA Semicon Co. Ltd.(1)	2,124	8,729
Shin Poong Pharmaceutical Co. Ltd.(1)	78	762
Shinhan Financial Group Co. Ltd., ADR	30,864	876,538
Shinsegae International, Inc.	1,719	21,888
Shinsegae, Inc.	780	102,527
Shinyoung Securities Co. Ltd.	132	6,198
SIMMTECH Co. Ltd.	3,875	116,387
SK Biopharmaceuticals Co. Ltd.(1)	1,017	67,649
SK Bioscience Co. Ltd.(1)	543	28,486
SK Chemicals Co. Ltd.	1,075	53,400
SK D&D Co. Ltd.	398	8,684
SK Discovery Co. Ltd.	345	10,829
SK Gas Ltd.	126	14,964
SK Hynix, Inc.	22,085	2,291,572
SK IE Technology Co. Ltd.(1)	232	12,702
SK Innovation Co. Ltd.(1)	2,552	282,520
SK Networks Co. Ltd.	27,148	118,998
SK Securities Co. Ltd.	31,975	15,475
SK, Inc.	2,482	314,012
SKC Co. Ltd.	731	54,651
SL Corp.	1,283	32,315
SM Entertainment Co. Ltd.	586	39,423
SNT Motiv Co. Ltd.	1,155	39,174
S-Oil Corp.	3,158	166,442
SOLUM Co. Ltd.(1)	1,989	42,163
Songwon Industrial Co. Ltd.	1,219	17,767
Soulbrain Co. Ltd.	232	49,765
Soulbrain Holdings Co. Ltd.	101	2,782
SPC Samlip Co. Ltd.	100	4,817
STIC Investments, Inc.	700	3,584
Studio Dragon Corp.(1)	636	26,655
Suheung Co. Ltd.	280	5,895
Sun Kwang Co. Ltd.	157	2,128
Sungwoo Hitech Co. Ltd.	10,589	73,908
Taeyoung Engineering & Construction Co. Ltd.	1,144	3,270
Taihan Electric Wire Co. Ltd.(1)	1,498	13,786
TES Co. Ltd.	1,403	22,253
TK Corp.	771	8,971
TKG Huchems Co. Ltd.	1,424	23,438
Tokai Carbon Korea Co. Ltd.	493	37,758
Tongyang Life Insurance Co. Ltd.(1)	4,796	16,560
Toptec Co. Ltd.	247	1,479
TSE Co. Ltd.	162	6,342
Tway Air Co. Ltd.(1)	9,711	16,839
TY Holdings Co. Ltd.	1,322	5,125
Unid Co. Ltd.	385	22,490
Value Added Technology Co. Ltd.	1,055	26,282
Vieworks Co. Ltd.	344	7,070
Webzen, Inc.	493	5,709
Wemade Co. Ltd.	1,676	69,457

WiSoL Co. Ltd.	935	5,303
Wonik Holdings Co. Ltd.(1)	908	2,347
WONIK IPS Co. Ltd.	1,371	36,081
Wonik Materials Co. Ltd.	174	3,645
Wonik QnC Corp.	1,985	41,312
Woongjin Thinkbig Co. Ltd.	2,317	4,903
Woori Financial Group, Inc.	60,662	611,521
Woori Technology Investment Co. Ltd.(1)	6,780	29,165
YG Entertainment, Inc.	1,265	50,913
Youngone Corp.	1,635	55,239
Youngone Holdings Co. Ltd.	707	42,453
Yuanta Securities Korea Co. Ltd.	8,160	16,306
Yuhan Corp.	1,157	54,916
Zinus, Inc.	346	4,199
		46,129,984
Taiwan — 18.5%
Abico Avy Co. Ltd.	6,020	4,800
Ability Enterprise Co. Ltd.	44,000	37,830
AcBel Polytech, Inc.	31,195	41,854
Accton Technology Corp.	5,000	85,070
Acer, Inc.	205,000	231,251
ACES Electronic Co. Ltd.	7,514	7,373
Acon Holding, Inc.(1)	12,465	3,876
Acter Group Corp. Ltd.	17,000	98,605
ADATA Technology Co. Ltd.	41,245	131,849
Advanced Analog Technology, Inc.	2,000	4,685
Advanced International Multitech Co. Ltd.	16,000	36,399
Advantech Co. Ltd.	6,708	75,783
AGV Products Corp.	14,000	5,334
Airmate Cayman International Co. Ltd.	1,113	591
Airtac International Group	2,046	71,063
Alcor Micro Corp.	4,000	12,167
Alexander Marine Co. Ltd.	4,000	50,198
Allied Circuit Co. Ltd.	2,000	9,615
Alltop Technology Co. Ltd.	3,500	20,639
Alpha Networks, Inc.	26,773	30,607
Altek Corp.	34,000	42,826
Ampire Co. Ltd.	2,000	2,491
AMPOC Far-East Co. Ltd.	2,000	4,890
AmTRAN Technology Co. Ltd.(1)	50,104	19,167
Anji Technology Co. Ltd.	5,099	6,282
Anpec Electronics Corp.	11,000	70,305
Apacer Technology, Inc.	1,000	1,926
APAQ Technology Co. Ltd.	3,000	6,316
APCB, Inc.	2,000	1,359
Apex International Co. Ltd.	14,000	22,587
Arcadyan Technology Corp.	12,000	62,784
Ardentec Corp.	75,000	168,779
Argosy Research, Inc.	4,155	22,588
ASE Technology Holding Co. Ltd., ADR	83,258	716,019
Asia Cement Corp.	167,000	222,779
Asia Optical Co., Inc.	29,000	61,967
Asia Pacific Telecom Co. Ltd.(1)	28,621	6,922
Asia Polymer Corp.	74,353	56,870
Asia Vital Components Co. Ltd.	13,910	136,520

ASROCK, Inc.	2,000	13,600
Asustek Computer, Inc.	23,000	289,998
Aten International Co. Ltd.	2,000	5,199
Audix Corp.	1,000	1,873
AUO Corp.(1)	548,640	287,921
AURAS Technology Co. Ltd.	5,000	58,332
Avermedia Technologies	28,800	35,618
Bafang Yunji International Co. Ltd.	5,000	27,716
Bank of Kaohsiung Co. Ltd.(1)	53,368	20,572
Basso Industry Corp.	17,000	22,063
BES Engineering Corp.	164,000	58,561
Bin Chuan Enterprise Co. Ltd.	2,000	1,465
Bora Pharmaceuticals Co. Ltd.	4,287	88,087
Brighton-Best International Taiwan, Inc.	31,000	34,471
C Sun Manufacturing Ltd.	7,354	13,329
Capital Securities Corp.	136,000	67,064
Career Technology MFG. Co. Ltd.	52,020	36,331
Catcher Technology Co. Ltd.	60,000	373,292
Cathay Financial Holding Co. Ltd.(1)	433,893	645,775
Cayman Engley Industrial Co. Ltd.	2,000	3,960
Central Reinsurance Co. Ltd.(1)	26,975	19,999
Chailease Holding Co. Ltd.	15,448	91,788
Chain Chon Industrial Co. Ltd.	41,000	18,581
ChainQui Construction Development Co. Ltd.(1)	2,200	1,187
Champion Building Materials Co. Ltd.(1)	22,500	7,073
Chang Hwa Commercial Bank Ltd.	424,266	241,651
Chang Wah Electromaterials, Inc.	4,000	4,415
Chang Wah Technology Co. Ltd.	2,500	2,712
Channel Well Technology Co. Ltd.	32,000	86,506
Charoen Pokphand Enterprise	16,000	49,128
CHC Healthcare Group	9,000	17,755
Chen Full International Co. Ltd.	4,000	4,889
Cheng Loong Corp.	71,000	67,669
Cheng Mei Materials Technology Corp.(1)	40,789	17,238
Cheng Shin Rubber Industry Co. Ltd.	194,000	292,196
Cheng Uei Precision Industry Co. Ltd.	40,000	56,467
Chenming Electronic Technology Corp.	42,000	61,699
Chia Chang Co. Ltd.	5,000	6,830
Chia Hsin Cement Corp.	2,040	1,263
Chicony Electronics Co. Ltd.	63,000	321,434
Chicony Power Technology Co. Ltd.	4,000	18,189
China Airlines Ltd.(2)	216,000	145,981
China Bills Finance Corp.	46,000	21,487
China Chemical & Pharmaceutical Co. Ltd.	29,000	22,952
China Development Financial Holding Corp.(1)	676,760	275,057
China Development Financial Holding Corp., Preference Shares(1)	80,081	18,296
China Electric Manufacturing Corp.	28,000	15,055
China General Plastics Corp.	26,805	20,026
China Man-Made Fiber Corp.(1)	82,000	21,190
China Metal Products	1,000	1,271
China Motor Corp.	29,000	94,171
China Petrochemical Development Corp.(1)	262,690	82,525
China Steel Chemical Corp.	8,000	29,713
China Steel Corp.	418,000	350,083
China Wire & Cable Co. Ltd.	22,000	26,318

Chinese Maritime Transport Ltd.	26,000	39,314
Ching Feng Home Fashions Co. Ltd.	1,025	654
Chin-Poon Industrial Co. Ltd.	44,000	68,840
Chipbond Technology Corp.	88,000	202,687
ChipMOS Technologies, Inc.	76,000	99,242
Chlitina Holding Ltd.	4,000	24,957
Chong Hong Construction Co. Ltd.	2,000	4,788
Chroma ATE, Inc.	19,000	130,262
Chun Yuan Steel Industry Co. Ltd.	32,000	17,312
Chung Hwa Pulp Corp.	19,000	13,622
Chung-Hsin Electric & Machinery Manufacturing Corp.	73,000	284,340
Chunghwa Precision Test Tech Co. Ltd.	4,000	75,279
Chunghwa Telecom Co. Ltd., ADR	6,160	233,710
Cleanaway Co. Ltd.	11,000	63,937
Clevo Co.	25,000	26,953
CMC Magnetics Corp.(1)	163,280	56,977
Compal Electronics, Inc.	253,000	250,270
Compeq Manufacturing Co. Ltd.	125,000	293,375
Concord International Securities Co. Ltd.	15,460	8,511
Concord Securities Co. Ltd.(1)	40,028	16,787
Concraft Holding Co. Ltd.(1)	1,663	822
Continental Holdings Corp.	56,000	49,825
Contrel Technology Co. Ltd.	13,000	7,579
Coremax Corp.	8,731	23,478
Coretronic Corp.	30,000	68,748
Co-Tech Development Corp.	39,000	77,570
CTBC Financial Holding Co. Ltd.	1,071,000	937,386
CTCI Corp.	80,000	112,166
CviLux Corp.	4,000	5,133
CyberTAN Technology, Inc.(1)	25,000	18,346
DA CIN Construction Co. Ltd.	20,000	27,287
Da-Li Development Co. Ltd.	15,750	17,218
Darfon Electronics Corp.	12,000	20,225
Darwin Precisions Corp.	23,000	10,130
Delta Electronics, Inc.	31,000	313,543
Depo Auto Parts Ind Co. Ltd.	15,000	67,795
Dimerco Data System Corp.	5,000	17,039
Dimerco Express Corp.	18,102	45,798
DONPON PRECISION, Inc.	10,000	8,660
Dyaco International, Inc.	1,000	1,164
Dynamic Holding Co. Ltd.	27,274	89,018
Dynapack International Technology Corp.	22,000	56,678
E Ink Holdings, Inc.	5,000	29,194
E.Sun Financial Holding Co. Ltd.	243,661	199,546
Eastech Holding Ltd.	12,000	24,891
Eastern Media International Corp.(1)	8,088	6,015
Eclat Textile Co. Ltd.	1,000	19,014
eGalax_eMPIA Technology, Inc.	2,142	4,151
Elan Microelectronics Corp.	28,000	135,584
Elite Advanced Laser Corp.	8,000	15,281
Elite Material Co. Ltd.	6,000	72,927
Elite Semiconductor Microelectronics Technology, Inc.	18,000	54,380
Elitegroup Computer Systems Co. Ltd.	35,000	32,439
eMemory Technology, Inc.	2,000	160,374
Emerging Display Technologies Corp.	25,000	24,642

Ennostar, Inc.(1)	83,325	122,322
Eson Precision Ind Co. Ltd.	18,000	34,946
Eternal Materials Co. Ltd.	64,100	60,702
Eva Airways Corp.	250,000	250,494
Evergreen International Storage & Transport Corp.	36,000	33,789
Evergreen Marine Corp. Taiwan Ltd.	98,800	354,396
EVERGREEN Steel Corp.	15,000	39,003
Everlight Chemical Industrial Corp.	26,000	17,019
Everlight Electronics Co. Ltd.	54,000	80,792
Excellence Opto, Inc.	2,000	1,940
Excelliance Mos Corp.	2,000	8,659
Excelsior Medical Co. Ltd.	21,630	60,263
Far Eastern Department Stores Ltd.	91,000	70,232
Far Eastern International Bank	280,497	107,287
Far Eastern New Century Corp.	278,000	272,233
Far EasTone Telecommunications Co. Ltd.	112,000	297,087
Faraday Technology Corp.	14,000	173,100
Farglory Land Development Co. Ltd.	27,000	50,443
Federal Corp.(1)	9,000	5,284
Feedback Technology Corp.	3,000	8,751
Feng Hsin Steel Co. Ltd.	12,000	25,332
Feng TAY Enterprise Co. Ltd.	1,344	7,907
Firich Enterprises Co. Ltd.	9,918	9,888
First Financial Holding Co. Ltd.	519,892	460,673
First Steamship Co. Ltd.(1)	79,350	21,464
FIT Holding Co. Ltd.	9,000	10,413
Fitipower Integrated Technology, Inc.	10,693	96,708
Fittech Co. Ltd.	5,000	10,758
FLEXium Interconnect, Inc.	48,000	134,503
Flytech Technology Co. Ltd.	11,000	23,695
FocalTech Systems Co. Ltd.(1)	4,900	20,202
Forcecon Tech Co. Ltd.	3,559	18,213
Formosa Advanced Technologies Co. Ltd.	5,000	6,262
Formosa Chemicals & Fibre Corp.	71,000	145,618
Formosa International Hotels Corp.	4,000	28,132
Formosa Laboratories, Inc.	4,000	12,850
Formosa Optical Technology Co. Ltd.	1,000	2,697
Formosa Petrochemical Corp.	10,000	27,155
Formosa Plastics Corp.	106,000	273,954
Formosa Sumco Technology Corp.	2,000	10,484
Formosa Taffeta Co. Ltd.	87,000	70,555
Formosan Rubber Group, Inc.	11,700	8,784
Formosan Union Chemical	54,000	36,009
Founding Construction & Development Co. Ltd.	2,000	1,473
Foxconn Technology Co. Ltd.	68,000	116,039
Foxsemicon Integrated Technology, Inc.	11,000	69,527
Franbo Lines Corp.(2)	12,966	7,611
Froch Enterprise Co. Ltd.	33,000	19,804
FSP Technology, Inc.	5,000	8,358
Fu Hua Innovation Co. Ltd.	35,449	33,250
Fubon Financial Holding Co. Ltd.	264,686	545,488
Fulgent Sun International Holding Co. Ltd.	10,042	47,364
Full Wang International Development Co. Ltd.(1)	1,220	857
Fulltech Fiber Glass Corp.	14,707	7,935
Fusheng Precision Co. Ltd.	10,000	65,102

G Shank Enterprise Co. Ltd.	9,000	18,149
Gallant Precision Machining Co. Ltd.	7,000	7,047
Gamania Digital Entertainment Co. Ltd.	27,000	66,215
GEM Services, Inc.	3,000	6,769
Gemtek Technology Corp.	45,000	49,131
General Interface Solution Holding Ltd.	40,000	84,263
Genius Electronic Optical Co. Ltd.	11,000	140,934
Getac Holdings Corp.	43,000	140,061
Giant Manufacturing Co. Ltd.	6,217	37,779
Gigabyte Technology Co. Ltd.	29,000	230,982
Global Brands Manufacture Ltd.	49,200	108,648
Global Lighting Technologies, Inc.	5,000	8,378
Global Mixed Mode Technology, Inc.	8,000	68,512
Global PMX Co. Ltd.	4,000	17,295
Global Unichip Corp.	4,000	210,628
Globalwafers Co. Ltd.	11,000	205,194
Globe Union Industrial Corp.(1)	2,000	929
Gold Circuit Electronics Ltd.	26,100	190,219
Goldsun Building Materials Co. Ltd.	109,990	95,400
Gordon Auto Body Parts	33,000	31,556
Gourmet Master Co. Ltd.	14,000	44,845
Grand Fortune Securities Co. Ltd.(1)	11,269	4,562
Grand Pacific Petrochemical	115,000	59,071
Grand Process Technology Corp.	3,000	52,516
Grape King Bio Ltd.	6,000	29,491
Great Tree Pharmacy Co. Ltd.	4,003	44,771
Great Wall Enterprise Co. Ltd.	59,304	107,019
Greatek Electronics, Inc.	33,000	63,737
GTM Holdings Corp.	2,000	1,925
Hai Kwang Enterprise Corp.(1)	12,600	7,315
Hannstar Board Corp.	40,301	73,320
HannStar Display Corp.(1)	252,000	92,872
HannsTouch Holdings Co.(1)	53,000	16,406
Harmony Electronics Corp.	5,000	5,058
Harvatek Corp.	11,000	9,635
Heran Co. Ltd.	2,000	6,970
Highlight Tech Corp.	3,000	4,638
Highwealth Construction Corp.	1,331	1,746
Hi-Lai Foods Co. Ltd.	4,000	19,079
HIM International Music, Inc.	8,000	27,675
Hiroca Holdings Ltd.	4,000	5,451
Hitron Technology, Inc.	45,000	45,048
Hiwin Technologies Corp.	18,675	136,517
Ho Tung Chemical Corp.	81,000	23,824
Hocheng Corp.	66,140	38,595
Holdings-Key Electric Wire & Cable Co. Ltd.	7,200	6,659
Holiday Entertainment Co. Ltd.	850	2,522
Holy Stone Enterprise Co. Ltd.	10,500	33,601
Hon Hai Precision Industry Co. Ltd.	451,000	1,464,883
Hong Pu Real Estate Development Co. Ltd.	2,000	1,847
Hong TAI Electric Industrial	19,000	15,497
Hong YI Fiber Industry Co.	2,000	1,068
Horizon Securities Co. Ltd.(1)	19,080	6,690
Hota Industrial Manufacturing Co. Ltd.	2,147	4,405
Hotai Finance Co. Ltd.	19,800	81,844

Hotai Motor Co. Ltd.	9,180	208,109
Hsing TA Cement Co.	2,000	1,161
HTC Corp.(1)	9,000	14,453
Hua Nan Financial Holdings Co. Ltd.	436,572	310,767
Huaku Development Co. Ltd.	28,000	84,613
Huang Hsiang Construction Corp.	14,000	17,787
Hung Ching Development & Construction Co. Ltd.	2,000	1,664
Hung Sheng Construction Ltd.	49,920	32,528
IBF Financial Holdings Co. Ltd.(1)	303,256	112,017
Ichia Technologies, Inc.(2)	45,000	51,620
I-Chiun Precision Industry Co. Ltd.	38,000	56,379
IEI Integration Corp.(2)	19,000	52,717
Infortrend Technology, Inc.	23,000	15,842
Innodisk Corp.	12,239	122,067
Innolux Corp.(1)	691,505	279,406
Inpaq Technology Co. Ltd.	17,853	49,403
Integrated Service Technology, Inc.	14,000	42,527
International CSRC Investment Holdings Co.	89,000	56,108
International Games System Co. Ltd.	14,000	298,676
Inventec Corp.	123,000	166,737
Iron Force Industrial Co. Ltd.	8,000	24,242
I-Sheng Electric Wire & Cable Co. Ltd.	1,000	1,466
ITE Technology, Inc.	18,000	90,194
ITEQ Corp.	26,000	73,782
Jarllytec Co. Ltd.	3,000	23,214
Jess-Link Products Co. Ltd.	10,000	29,040
Jih Lin Technology Co. Ltd.	2,000	4,835
Jinan Acetate Chemical Co. Ltd.(2)	7,452	211,857
Joinsoon Electronics Manufacturing Co. Ltd.	10,000	7,530
K Laser Technology, Inc.	2,000	1,579
Kaimei Electronic Corp.	20,400	49,462
KEE TAI Properties Co. Ltd.	42,000	22,538
Kenda Rubber Industrial Co. Ltd.	17,892	18,151
Kerry TJ Logistics Co. Ltd.	23,000	27,871
Keystone Microtech Corp.	3,000	23,138
Kindom Development Co. Ltd.	60,400	72,419
King Polytechnic Engineering Co. Ltd.	22,660	52,703
King Yuan Electronics Co. Ltd.	143,000	379,372
King's Town Bank Co. Ltd.	77,000	97,129
Kinik Co.	12,000	70,537
Kinpo Electronics	53,000	26,687
Kinsus Interconnect Technology Corp.	17,000	53,851
KMC Kuei Meng International, Inc.	2,000	8,133
KNH Enterprise Co. Ltd.(1)	4,000	3,666
KS Terminals, Inc.	8,000	18,713
Kung Long Batteries Industrial Co. Ltd.	2,000	8,541
Kung Sing Engineering Corp.(1)	4,400	1,507
Kuo Toong International Co. Ltd.	48,000	70,172
L&K Engineering Co. Ltd.	37,000	173,086
LandMark Optoelectronics Corp.	6,000	20,340
Lanner Electronics, Inc.	3,180	11,688
Largan Precision Co. Ltd.	5,000	382,015
Leadtek Research, Inc.(1)	1,400	2,837
Lealea Enterprise Co. Ltd.(1)	23,920	8,156
Lelon Electronics Corp.	12,000	26,672

Li Peng Enterprise Co. Ltd.(1)	34,000	8,770
Lian HWA Food Corp.	5,372	15,438
Lien Hwa Industrial Holdings Corp.	1,432	3,138
Lingsen Precision Industries Ltd.	32,000	24,440
Lite-On Technology Corp.	55,000	193,339
Long Da Construction & Development Corp.	2,000	1,868
Longchen Paper & Packaging Co. Ltd.	27,591	13,248
Longwell Co.	19,000	37,568
Lotes Co. Ltd.	4,142	122,888
Lucky Cement Corp.	9,000	4,340
Lumax International Corp. Ltd.	900	2,510
Lung Yen Life Service Corp.(1)	23,000	28,293
Macauto Industrial Co. Ltd.	2,000	4,994
Macroblock, Inc.	3,000	9,929
Macronix International Co. Ltd.	235,000	216,556
Makalot Industrial Co. Ltd.	16,000	183,438
Marketech International Corp.	13,000	55,895
Materials Analysis Technology, Inc.	8,414	64,257
MediaTek, Inc.	26,000	785,187
Mega Financial Holding Co. Ltd.	173,577	219,387
Megaforce Co. Ltd.(1)	9,000	5,620
Meiloon Industrial Co.	1,600	1,028
Mercuries & Associates Holding Ltd.(1)	10,504	4,607
Mercuries Life Insurance Co. Ltd.(1)	217,506	35,631
Merry Electronics Co. Ltd.	24,000	87,557
Micro-Star International Co. Ltd.	75,000	440,308
MIN AIK Technology Co. Ltd.	12,000	8,442
Mitac Holdings Corp.	81,840	105,087
Mobiletron Electronics Co. Ltd.(1)	1,000	1,848
momo.com, Inc.	1,716	28,434
MOSA Industrial Corp.	37,656	29,581
Mosel Vitelic, Inc.	6,000	6,903
MPI Corp.	12,000	84,111
MSSCORPS Co. Ltd.	6,000	26,914
Namchow Holdings Co. Ltd.	5,000	8,058
Nan Liu Enterprise Co. Ltd.	1,000	2,670
Nan Pao Resins Chemical Co. Ltd.	1,000	7,982
Nan Ren Lake Leisure Amusement Co. Ltd.(1)	2,000	830
Nan Ya Plastics Corp.	176,000	383,264
Nan Ya Printed Circuit Board Corp.	21,000	166,596
Nantex Industry Co. Ltd.	29,000	35,458
Nanya Technology Corp.	106,000	254,029
Nichidenbo Corp.	22,000	42,100
Nidec Chaun-Choung Technology Corp.	5,000	20,694
Nien Made Enterprise Co. Ltd.	15,000	163,154
Niko Semiconductor Co. Ltd.	4,640	9,675
Nishoku Technology, Inc.	2,000	6,654
Novatek Microelectronics Corp.	59,000	963,733
Nuvoton Technology Corp.	14,000	66,503
O-Bank Co. Ltd.	102,000	31,740
Ocean Plastics Co. Ltd.(1)	9,000	11,349
Orient Semiconductor Electronics Ltd.	89,000	168,337
Oriental Union Chemical Corp.	36,000	22,709
O-TA Precision Industry Co. Ltd.(2)	10,000	28,090
Pacific Hospital Supply Co. Ltd.	3,000	8,312

PADAUK Technology Co. Ltd.	2,662	12,492
Pan Jit International, Inc.	16,000	36,269
Pan-International Industrial Corp.	21,000	24,100
Parade Technologies Ltd.	1,000	34,365
Pegatron Corp.	96,000	249,342
Pegavision Corp.	2,171	27,980
Phison Electronics Corp.	14,000	216,410
Phoenix Silicon International Corp.	22,449	38,278
Pixart Imaging, Inc.	17,000	87,795
Plotech Co. Ltd.(1)	1,800	921
Pou Chen Corp.	185,000	182,661
Power Wind Health Industry, Inc.	1,050	3,867
Powerchip Semiconductor Manufacturing Corp.	158,000	152,125
Powertech Technology, Inc.	88,000	315,355
Powertip Technology Corp.	14,000	7,415
Poya International Co. Ltd.	3,090	50,506
President Chain Store Corp.	16,000	137,917
President Securities Corp.	59,451	36,195
Primax Electronics Ltd.	50,000	103,179
Prince Housing & Development Corp.	60,000	21,184
Promate Electronic Co. Ltd.	9,000	16,909
Prosperity Dielectrics Co. Ltd.	3,000	5,229
P-Two Industries, Inc.	5,000	5,568
Qisda Corp.	59,000	82,602
Qualipoly Chemical Corp.	4,000	4,419
Quang Viet Enterprise Co. Ltd.	1,000	3,698
Quanta Computer, Inc.	111,000	718,520
Quanta Storage, Inc.	37,000	93,377
Radiant Opto-Electronics Corp.	68,000	287,359
Radium Life Tech Co. Ltd.(1)	21,000	6,500
Raydium Semiconductor Corp.	10,000	128,768
Realtek Semiconductor Corp.	19,000	273,200
Rechi Precision Co. Ltd.	12,000	7,758
Rexon Industrial Corp. Ltd.(1)	4,000	7,407
Rich Development Co. Ltd.(1)	110,000	34,351
RiTdisplay Corp.	4,000	4,548
Ritek Corp.(1)	16,000	4,164
Roo Hsing Co. Ltd.(1)	3,000	385
Ruentex Development Co. Ltd.(1)	65,880	75,490
Ruentex Engineering & Construction Co.	5,480	19,275
Ruentex Industries Ltd.(1)	71,235	143,585
Ruentex Materials Co. Ltd.(1)	1,000	756
Sampo Corp.	9,000	8,267
San Fang Chemical Industry Co. Ltd.	2,000	1,732
San Far Property Ltd.	2,316	1,518
San Shing Fastech Corp.	3,000	5,368
Sanyang Motor Co. Ltd.	62,000	144,625
Scientech Corp.	5,000	35,223
SDI Corp.	1,000	3,776
Sensortek Technology Corp.	1,000	14,838
Sesoda Corp.	17,000	17,567
Shanghai Commercial & Savings Bank Ltd.	232,001	334,419
Shan-Loong Transportation Co. Ltd.	2,000	1,961
Sheng Yu Steel Co. Ltd.	2,000	1,812
ShenMao Technology, Inc.	2,000	4,500

Shih Her Technologies, Inc.	6,000	15,388
Shih Wei Navigation Co. Ltd.	16,457	10,545
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	5,318
Shin Kong Financial Holding Co. Ltd.(1)(2)	859,852	247,784
Shin Zu Shing Co. Ltd.	22,123	87,062
Shining Building Business Co. Ltd.(1)	22,000	7,577
Shinkong Insurance Co. Ltd.	29,000	63,285
Shinkong Synthetic Fibers Corp.	67,000	33,763
Shiny Chemical Industrial Co. Ltd.	7,777	34,693
ShunSin Technology Holding Ltd.	2,000	10,417
Shuttle, Inc.	27,000	15,088
Sigurd Microelectronics Corp.	65,000	132,905
Silergy Corp.	4,000	54,558
Silicon Integrated Systems Corp.	47,960	74,487
Simplo Technology Co. Ltd.	23,000	279,865
Sincere Navigation Corp.	30,000	21,795
Singatron Enterprise Co. Ltd.	8,000	7,390
Sino-American Silicon Products, Inc.	42,000	245,595
Sinon Corp.	39,000	47,287
SinoPac Financial Holdings Co. Ltd.	803,629	485,867
Sinyi Realty, Inc.	6,000	5,726
Sirtec International Co. Ltd.	1,000	923
Sitronix Technology Corp.	16,000	148,070
Siward Crystal Technology Co. Ltd.	26,000	28,574
Soft-World International Corp.	2,000	10,215
Solar Applied Materials Technology Corp.	32,547	42,175
Solomon Technology Corp.	9,000	11,841
Solteam, Inc.	5,332	7,867
Sonix Technology Co. Ltd.	12,000	21,839
Sporton International, Inc.	7,402	56,470
Sports Gear Co. Ltd.	9,000	18,793
St Shine Optical Co. Ltd.	5,000	30,470
Standard Foods Corp.	20,000	25,195
Stark Technology, Inc.	10,000	40,324
Sunjuice Holdings Co. Ltd.	1,000	8,040
Sunny Friend Environmental Technology Co. Ltd.	2,248	8,637
Sunonwealth Electric Machine Industry Co. Ltd.	26,000	81,736
Sunrex Technology Corp.	5,000	8,851
Supreme Electronics Co. Ltd.	81,680	146,119
Swancor Holding Co. Ltd.	8,000	24,758
Sweeten Real Estate Development Co. Ltd.	2,289	1,927
Symtek Automation Asia Co. Ltd.	8,323	28,983
Syncmold Enterprise Corp.	6,000	17,182
Synnex Technology International Corp.	35,000	77,012
Systex Corp.	4,000	13,587
T3EX Global Holdings Corp.	18,121	44,655
TA Chen Stainless Pipe	129,369	160,040
Tah Hsin Industrial Corp.	2,145	4,897
TA-I Technology Co. Ltd.	3,000	4,878
Tai Tung Communication Co. Ltd.(1)	12,000	7,629
Taichung Commercial Bank Co. Ltd.	336,068	169,990
TaiDoc Technology Corp.	9,000	45,255
Taiflex Scientific Co. Ltd.	4,000	5,448
Taimide Tech, Inc.	10,000	13,106
Tainan Spinning Co. Ltd.	33,000	17,366

Tai-Saw Technology Co. Ltd.	20,000	18,250
Taishin Financial Holding Co. Ltd.	931,013	545,274
Taisun Enterprise Co. Ltd.	2,000	1,408
Taita Chemical Co. Ltd.	9,343	5,141
TAI-TECH Advanced Electronics Co. Ltd.	7,000	25,809
Taitien Electronics Co. Ltd.	5,000	5,576
Taiwan Business Bank	526,786	227,724
Taiwan Cement Corp.	106,858	119,322
Taiwan Cooperative Financial Holding Co. Ltd.	258,700	222,832
Taiwan FamilyMart Co. Ltd.	1,000	6,138
Taiwan Fertilizer Co. Ltd.	53,000	108,043
Taiwan Fire & Marine Insurance Co. Ltd.	2,000	1,599
Taiwan FU Hsing Industrial Co. Ltd.	4,000	6,217
Taiwan Glass Industry Corp.(1)	103,000	62,391
Taiwan High Speed Rail Corp.	90,000	86,662
Taiwan Hon Chuan Enterprise Co. Ltd.	33,000	126,758
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	2,000	2,538
Taiwan Land Development Corp.(1)	21,000	7
Taiwan Mobile Co. Ltd.	40,000	125,822
Taiwan Navigation Co. Ltd.	37,000	37,106
Taiwan Paiho Ltd.	40,000	79,570
Taiwan PCB Techvest Co. Ltd.	38,000	53,541
Taiwan Sakura Corp.	4,000	8,595
Taiwan Secom Co. Ltd.	7,000	27,633
Taiwan Semiconductor Co. Ltd.	15,000	42,744
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	118,286	11,510,411
Taiwan Shin Kong Security Co. Ltd.	1,010	1,307
Taiwan Styrene Monomer	2,000	1,064
Taiwan Surface Mounting Technology Corp.	41,000	127,564
Taiwan TEA Corp.(1)	29,000	19,541
Taiwan Union Technology Corp.	37,000	145,136
Taiyen Biotech Co. Ltd.	6,000	6,564
Tatung Co. Ltd.(1)	114,000	147,477
Te Chang Construction Co. Ltd.	1,000	2,256
Team Group, Inc.(2)	13,000	36,210
Teco Electric & Machinery Co. Ltd.	121,000	180,904
Tera Autotech Corp.	1,081	995
Test Research, Inc.	23,000	46,025
Test Rite International Co. Ltd.	2,000	1,318
Tex-Ray Industrial Co. Ltd.(1)	12,000	4,324
Thinking Electronic Industrial Co. Ltd.	9,000	44,244
Thye Ming Industrial Co. Ltd.	25,800	59,116
Ton Yi Industrial Corp.	112,000	57,609
Tong Hsing Electronic Industries Ltd.	19,890	106,847
Tong Yang Industry Co. Ltd.	59,000	140,384
Tong-Tai Machine & Tool Co. Ltd.	2,000	1,213
Top Union Electronics Corp.	10,558	11,219
Topkey Corp.	9,000	51,547
Topoint Technology Co. Ltd.	7,000	6,123
TPK Holding Co. Ltd.	42,000	47,816
Transcend Information, Inc.	17,000	45,320
Tripod Technology Corp.	51,000	314,645
Tsann Kuen Enterprise Co. Ltd.	8,419	10,584
TSC Auto ID Technology Co. Ltd.	1,099	8,283
TSRC Corp.	80,000	61,465

Ttet Union Corp.	2,000	9,188
TTFB Co. Ltd.	3,000	22,207
TTY Biopharm Co. Ltd.	10,000	26,540
Tung Ho Steel Enterprise Corp.	64,770	143,759
TXC Corp.	36,000	118,626
TYC Brother Industrial Co. Ltd.	31,000	39,351
Tyntek Corp.(1)	3,000	1,826
U-Ming Marine Transport Corp.	63,000	97,567
Unimicron Technology Corp.	63,000	357,179
Union Bank of Taiwan	213,206	94,761
Union Insurance Co. Ltd.(1)	16,100	19,821
Uni-President Enterprises Corp.	193,000	450,529
Unitech Printed Circuit Board Corp.	54,000	35,825
United Integrated Services Co. Ltd.	27,000	211,237
United Microelectronics Corp.(2)	667,000	1,043,028
United Renewable Energy Co. Ltd.	76,285	36,161
Univacco Technology, Inc.	2,000	1,770
Universal Cement Corp.	15,450	14,090
Universal Vision Biotechnology Co. Ltd.	3,339	30,928
UPC Technology Corp.	63,000	32,100
Userjoy Technology Co. Ltd.	4,200	10,919
USI Corp.	105,000	66,025
U-Tech Media Corp.	13,000	6,819
Utechzone Co. Ltd.	6,000	14,203
Vanguard International Semiconductor Corp.	48,000	122,357
Ventec International Group Co. Ltd.	11,000	31,470
Via Technologies, Inc.	19,000	104,742
Visual Photonics Epitaxy Co. Ltd.	9,000	49,476
Voltronic Power Technology Corp.	1,000	51,383
Wafer Works Corp.	71,000	102,300
Wah Lee Industrial Corp.	12,100	38,951
Walsin Lihwa Corp.	197,763	246,560
Walsin Technology Corp.	29,000	126,584
Walton Advanced Engineering, Inc.	12,000	5,854
Wan Hai Lines Ltd.	29,785	44,551
WEI Chih Steel Industrial Co. Ltd.	18,000	13,901
Wei Chuan Foods Corp.	9,000	5,581
Weikeng Industrial Co. Ltd.	36,000	33,019
Well Shin Technology Co. Ltd.	5,000	8,175
Wholetech System Hitech Ltd.	6,000	13,721
Win Semiconductors Corp.	13,000	71,285
Winbond Electronics Corp.	273,572	248,113
Winstek Semiconductor Co. Ltd.	9,000	25,760
WinWay Technology Co. Ltd.	2,000	49,565
Wisdom Marine Lines Co. Ltd.	52,047	81,015
Wistron Corp.(2)	177,000	515,692
Wistron Information Technology & Services Corp.	9,593	38,969
Wiwynn Corp.	4,000	224,430
Wowprime Corp.	14,293	111,721
WPG Holdings Ltd.	68,000	168,847
WT Microelectronics Co. Ltd.	41,000	155,701
WUS Printed Circuit Co. Ltd.	10,800	12,713
XinTec, Inc.	11,000	48,471
Xxentria Technology Materials Corp.	1,100	2,654
Yageo Corp.	15,760	302,966

Yang Ming Marine Transport Corp.	122,000	164,151
Yankey Engineering Co. Ltd.	3,911	39,442
YC INOX Co. Ltd.	46,000	39,728
YCC Parts Manufacturing Co. Ltd.	1,000	2,118
Yea Shin International Development Co. Ltd.	6,327	6,494
Yem Chio Co. Ltd.	13,771	7,374
Yeong Guan Energy Technology Group Co. Ltd.(1)	12,000	19,518
YFY, Inc.(2)	82,000	83,508
Yi Jinn Industrial Co. Ltd.	7,000	4,270
Yieh Phui Enterprise Co. Ltd.	141,400	75,079
Yonyu Plastics Co. Ltd.	1,000	997
Young Fast Optoelectronics Co. Ltd.	4,000	4,969
Youngtek Electronics Corp.	9,000	17,417
Yuanta Financial Holding Co. Ltd.	658,306	547,728
Yulon Finance Corp.	23,244	140,917
Yulon Motor Co. Ltd.(2)	66,784	164,542
YungShin Global Holding Corp.	22,000	32,748
Zeng Hsing Industrial Co. Ltd.	2,148	7,285
Zenitron Corp.	2,000	2,144
Zero One Technology Co. Ltd.	20,315	42,929
Zhen Ding Technology Holding Ltd.	71,000	235,415
Zig Sheng Industrial Co. Ltd.(1)	22,000	7,746
Zinwell Corp.(1)	18,000	13,594
Zippy Technology Corp.	11,000	16,889
Zyxel Group Corp.	48,947	87,777
		60,192,095
Thailand — 2.2%
AAPICO Hitech PCL, NVDR	31,090	24,112
Advanced Info Service PCL, NVDR	45,800	284,091
Advanced Information Technology PCL, NVDR	50,000	5,518
AEON Thana Sinsap Thailand PCL, NVDR	9,800	44,171
Airports of Thailand PCL, NVDR(1)	44,700	75,602
Amanah Leasing PCL, NVDR	9,200	540
AP Thailand PCL, NVDR	222,000	68,199
Aqua Corp. PCL, NVDR(1)	391,650	3,899
Asia Aviation PCL, NVDR(1)	368,100	19,993
Asia Plus Group Holdings PCL, NVDR	240,200	18,850
Asia Sermkij Leasing PCL, NVDR	1,800	993
Asian Sea Corp. PCL, NVDR	9,900	1,827
Asset World Corp. PCL, NVDR	171,600	18,070
B Grimm Power PCL, NVDR	40,900	29,379
Bangchak Corp. PCL, NVDR	136,600	168,784
Bangkok Airways PCL, NVDR	31,300	12,649
Bangkok Aviation Fuel Services PCL, NVDR	1,000	694
Bangkok Bank PCL, NVDR	9,600	41,235
Bangkok Chain Hospital PCL, NVDR	154,200	93,881
Bangkok Dusit Medical Services PCL, NVDR	313,900	234,406
Bangkok Expressway & Metro PCL, NVDR	319,400	70,812
Bangkok Land PCL, NVDR(1)	666,800	13,271
Bangkok Life Assurance PCL, NVDR	38,700	21,712
Banpu PCL, NVDR	692,766	146,826
Banpu Power PCL, NVDR	35,200	14,618
BCPG PCL, NVDR	187,400	47,451
BEC World PCL, NVDR	74,300	11,095
Berli Jucker PCL, NVDR	15,100	11,271

Better World Green PCL, NVDR(1)	686,100	10,929
BG Container Glass PCL, NVDR	20,000	4,606
BTS Group Holdings PCL, NVDR	285,500	58,927
Bumrungrad Hospital PCL, NVDR	29,100	184,451
Cal-Comp Electronics Thailand PCL, NVDR	126,896	5,451
Carabao Group PCL, NVDR	13,600	31,554
Central Pattana PCL, NVDR	82,100	158,282
Central Plaza Hotel PCL, NVDR(1)	20,400	24,509
Central Retail Corp. PCL, NVDR	81,941	87,989
CH Karnchang PCL, NVDR	87,000	51,742
Charoen Pokphand Foods PCL, NVDR	136,500	77,145
Chularat Hospital PCL, NVDR	556,200	44,534
CK Power PCL, NVDR	141,800	12,672
Com7 PCL, NVDR	36,200	23,584
CP ALL PCL, NVDR	103,900	153,621
CP Axtra PCL, NVDR	5,200	3,992
Delta Electronics Thailand PCL, NVDR	79,400	175,806
Dhipaya Group Holdings PCL, NVDR	5,900	4,959
Diamond Building Products PCL, NVDR	5,000	1,137
Dohome PCL, NVDR	4,833	1,691
Dynasty Ceramic PCL, NVDR	269,300	12,018
Eastern Polymer Group PCL, NVDR	42,400	8,561
Eastern Water Resources Development & Management PCL, NVDR	2,900	343
Ekachai Medical Care PCL, NVDR	118,424	24,801
Electricity Generating PCL, NVDR	17,200	63,115
Energy Absolute PCL, NVDR	31,600	40,023
Erawan Group PCL, NVDR(1)	294,460	43,971
GFPT PCL, NVDR	27,500	8,449
Global Power Synergy PCL, NVDR	23,400	30,300
Gulf Energy Development PCL, NVDR	62,200	81,369
Gunkul Engineering PCL, NVDR	455,500	33,702
Haad Thip PCL, NVDR	2,800	1,275
Hana Microelectronics PCL, NVDR	60,000	76,417
Home Product Center PCL, NVDR	330,100	110,750
Ichitan Group PCL, NVDR	68,400	27,793
Indorama Ventures PCL, NVDR	77,100	53,706
Interlink Communication PCL, NVDR	21,100	4,352
Intouch Holdings PCL, NVDR	32,300	64,126
IRPC PCL, NVDR	722,000	40,621
IT City PCL, NVDR(1)	50,100	4,613
Italian-Thai Development PCL, NVDR(1)	149,800	4,895
Jasmine International PCL, NVDR(1)	389,500	25,721
JMT Network Services PCL, NVDR	16,697	12,351
Kasikornbank PCL, NVDR	26,000	94,599
KCE Electronics PCL, NVDR	34,800	51,980
KGI Securities Thailand PCL, NVDR	97,400	12,303
Khon Kaen Sugar Industry PCL, NVDR	55,500	4,198
Kiatnakin Phatra Bank PCL, NVDR	25,100	34,099
Krung Thai Bank PCL, NVDR	225,800	116,881
Krungthai Card PCL, NVDR	56,000	74,453
Land & Houses PCL, NVDR	776,400	170,019
Lanna Resources PCL, NVDR	38,500	16,419
LPN Development PCL, NVDR	37,300	4,137
Major Cineplex Group PCL, NVDR	91,400	39,505
Master Ad PCL, NVDR(1)	596,800	9,340

MBK PCL, NVDR	85,300	37,139
MC Group PCL, NVDR	79,500	25,549
MCS Steel PCL, NVDR	43,200	7,980
Mega Lifesciences PCL, NVDR	26,600	30,048
MFEC PCL, NVDR	43,100	7,660
Minor International PCL, NVDR	201,766	156,458
MK Restaurants Group PCL, NVDR	26,500	29,947
Muangthai Capital PCL, NVDR	35,900	44,670
Ngern Tid Lor PCL, NVDR	74,500	48,503
Noble Development PCL, Class C, NVDR	40,800	4,478
Osotspa PCL, NVDR	92,900	60,389
Plan B Media PCL, NVDR	261,604	62,156
Polyplex Thailand PCL, NVDR	13,000	4,032
Praram 9 Hospital PCL, NVDR	44,800	19,368
Precious Shipping PCL, NVDR	121,600	29,174
Premier Marketing PCL, NVDR	3,900	848
Prima Marine PCL, NVDR	157,300	22,832
Property Perfect PCL, NVDR	42,735	377
Pruksa Holding PCL, NVDR	61,600	21,378
PTG Energy PCL, NVDR	131,500	31,405
PTT Exploration & Production PCL, NVDR	47,800	205,191
PTT Global Chemical PCL, NVDR	106,200	116,475
PTT Oil & Retail Business PCL, NVDR	85,200	48,219
PTT PCL, NVDR	331,500	327,471
Quality Houses PCL, NVDR	618,800	38,000
R&B Food Supply PCL, NVDR	8,900	3,335
Raimon Land PCL, NVDR(1)	40,600	496
Rajthanee Hospital PCL, NVDR	10,300	7,986
Ratch Group PCL, NVDR	51,900	47,970
Ratchthani Leasing PCL, NVDR	172,650	13,361
Regional Container Lines PCL, NVDR	50,700	27,961
Rojana Industrial Park PCL, NVDR	6,800	1,122
RS PCL, NVDR	42,790	16,430
S 11 Group PCL, NVDR	4,200	454
S Hotels & Resorts PCL, NVDR(1)	188,700	13,728
Sabina PCL, NVDR	22,900	17,411
Samart Digital Public Co. Ltd., NVDR(1)	296,000	336
Sansiri PCL, NVDR	1,174,700	55,840
SC Asset Corp. PCL, NVDR	164,100	14,384
SCB X PCL, NVDR	21,200	59,835
SEAFCO PCL, NVDR(1)	5,200	399
Sermsang Power Corp. Co. Ltd., NVDR	99,915	20,593
Siam Cement PCL, NVDR	21,000	171,391
Siam City Cement PCL, NVDR	1,800	6,729
Siam Global House PCL, NVDR	92,461	44,126
Siamgas & Petrochemicals PCL, NVDR	27,100	6,624
Singha Estate PCL, NVDR	20,100	498
Sino-Thai Engineering & Construction PCL, NVDR	179,600	45,733
SISB PCL, NVDR	65,400	58,523
SNC Former PCL, NVDR	35,500	8,780
Somboon Advance Technology PCL, NVDR	36,500	18,062
SPCG PCL, NVDR	13,200	4,580
Sri Trang Agro-Industry PCL, NVDR	120,000	52,218
Srisawad Capital 1969 PCL, NVDR	22,000	2,239
Srisawad Corp. PCL, NVDR	63,700	80,157

Srivichai Vejvivat PCL, NVDR	25,600	5,386
Star Petroleum Refining PCL, NVDR	125,200	29,125
Stars Microelectronics Thailand PCL, NVDR	33,500	3,583
STP & I PCL, NVDR(1)	59,900	4,940
Supalai PCL, NVDR	169,500	84,877
Super Energy Corp. PCL, NVDR(1)	1,374,500	17,185
Susco PCL, NVDR	160,100	19,475
Taokaenoi Food & Marketing PCL, Class R, NVDR	75,200	19,634
Thai Airways International PCL, NVDR(1)	6,800	642
Thai Oil PCL, NVDR	104,300	152,439
Thai Union Group PCL, NVDR	206,300	86,167
Thai Vegetable Oil PCL, NVDR	36,960	22,162
Thaicom PCL, NVDR	109,800	38,477
Thaifoods Group PCL, NVDR	70,100	6,218
Thanachart Capital PCL, NVDR	21,000	28,652
Thonburi Healthcare Group PCL, NVDR	35,700	62,437
Thoresen Thai Agencies PCL, NVDR	181,300	27,051
Tipco Asphalt PCL, NVDR	46,800	21,945
Tisco Financial Group PCL, NVDR	19,600	54,191
TKS Technologies PCL, NVDR	23,100	4,497
TMBThanachart Bank PCL, NVDR	219,700	9,619
TOA Paint Thailand PCL, NVDR	35,000	21,121
TPI Polene PCL, NVDR	546,000	21,406
TPI Polene Power PCL, NVDR	54,800	5,171
True Corp. PCL, NVDR	624,069	99,566
TTW PCL, NVDR	14,400	3,623
Unique Engineering & Construction PCL, NVDR(1)	4,000	329
Univanich Palm Oil PCL, NVDR	80,500	19,011
VGI PCL, NVDR	28,860	1,634
WHA Corp. PCL, NVDR	451,300	64,250
Workpoint Entertainment PCL, NVDR	14,600	4,567
WP Energy PCL, NVDR	5,900	658
Xspring Capital PCL, NVDR(1)	107,200	3,078
Zen Corp. Group PCL, NVDR	2,200	619
		7,127,518
Turkey — 1.0%
AG Anadolu Grubu Holding AS	1,279	8,435
Agesa Hayat ve Emeklilik AS	4,804	9,826
Akbank TAS	155,355	181,220
Aksa Akrilik Kimya Sanayii AS	7,202	21,526
Aksa Enerji Uretim AS	15,862	18,902
Aksigorta AS(1)	26,161	5,156
Alarko Holding AS	3,317	11,606
Albaraka Turk Katilim Bankasi AS(1)	182,083	25,302
Anadolu Anonim Turk Sigorta Sirketi(1)	23,474	53,541
Anadolu Efes Biracilik Ve Malt Sanayii AS	10,760	41,247
Aselsan Elektronik Sanayi Ve Ticaret AS	28,420	48,136
Aygaz AS	3,692	17,173
Baticim Bati Anadolu Cimento Sanayii AS(1)	7,506	45,292
Bera Holding AS	64,948	31,396
BIM Birlesik Magazalar AS	17,069	182,223
Bizim Toptan Satis Magazalari AS	6,143	8,657
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(1)	1,040	24,265
Bursa Cimento Fabrikasi AS(1)	60,262	18,078
Cemtas Celik Makina Sanayi Ve Ticaret AS	3,609	1,433

Cimsa Cimento Sanayi VE Ticaret AS	15,955	19,051
Coca-Cola Icecek AS	1,377	19,295
Dogan Sirketler Grubu Holding AS	60,928	27,865
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS(1)	40,181	14,753
Dogus Otomotiv Servis ve Ticaret AS	3,638	30,912
EGE Endustri VE Ticaret AS	21	8,342
Enerjisa Enerji AS	9,053	14,902
Eregli Demir ve Celik Fabrikalari TAS(1)	49,625	70,448
Ford Otomotiv Sanayi AS	2,380	69,373
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(1)	7,372	21,045
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	1,171	11,875
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	26,414	29,041
GSD Holding AS	140,853	19,303
Haci Omer Sabanci Holding AS	62,822	132,726
Info Yatirim AS	33,252	15,578
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	8,190	11,237
Is Finansal Kiralama AS(1)	51,228	23,995
Is Yatirim Menkul Degerler AS	51,102	54,766
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	17,876	14,374
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	11,042	7,709
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	25,765	22,063
Kartonsan Karton Sanayi ve Ticaret AS	321	941
KOC Holding AS	29,541	144,568
Logo Yazilim Sanayi Ve Ticaret AS	6,968	19,075
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	11,842	41,576
Menderes Tekstil Sanayi ve Ticaret AS(1)	29,472	9,790
Migros Ticaret AS	5,957	74,250
MLP Saglik Hizmetleri AS(1)	6,501	33,832
NET Holding AS(1)	27,535	19,836
Nuh Cimento Sanayi AS	1,986	22,358
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	104,778	39,653
Osmanli Yatirim Menkul Degerler AS	1,369	8,893
Oyak Cimento Fabrikalari AS(1)	13,849	31,304
Pegasus Hava Tasimaciligi AS(1)	2,365	57,814
Petkim Petrokimya Holding AS(1)	36,883	27,628
Sasa Polyester Sanayi AS(1)	16,901	29,247
Sekerbank Turk AS	165,730	40,224
Selcuk Ecza Deposu Ticaret ve Sanayi AS	8,159	15,755
Sok Marketler Ticaret AS	20,100	40,803
TAV Havalimanlari Holding AS(1)	8,444	33,909
Tekfen Holding AS	12,897	20,166
Teknosa Ic Ve Dis Ticaret AS(1)	14,151	17,377
Tofas Turk Otomobil Fabrikasi AS	4,881	40,301
Turk Hava Yollari AO(1)	17,908	155,801
Turk Traktor ve Ziraat Makineleri AS	2,167	51,823
Turkcell Iletisim Hizmetleri AS, ADR(1)	28,599	142,423
Turkiye Halk Bankasi AS(1)	30,178	13,580
Turkiye Is Bankasi AS, C Shares	140,205	104,301
Turkiye Petrol Rafinerileri AS	40,411	213,741
Turkiye Sigorta AS	4,436	5,851
Turkiye Sinai Kalkinma Bankasi AS(1)	119,810	29,578
Turkiye Sise ve Cam Fabrikalari AS	27,623	47,136
Turkiye Vakiflar Bankasi TAO, D Shares(1)	117,917	56,817
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	8,161	21,254
Vestel Beyaz Esya Sanayi ve Ticaret AS	34,840	19,975

Vestel Elektronik Sanayi ve Ticaret AS(1)		14,995	31,033
Yapi ve Kredi Bankasi AS		205,561	136,926
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS		2,668	2,740
Zorlu Enerji Elektrik Uretim AS(1)		118,717	20,912
			3,215,258
TOTAL COMMON STOCKS (Cost $328,170,922)			326,840,207
RIGHTS†
Brazil†
Cia Brasileira de Aluminio(1)		1,353	126
China†
Zhejiang Expressway Co. Ltd.(1)		68,400	7,706
Thailand†
SCC Rates(1)		2,689	1
SDC Rates(1)		592,000	168
			169
TOTAL RIGHTS (Cost $—)			8,001
WARRANTS†
Malaysia†
Perak Transit Bhd(1)		1,391	152
PESTECH International Bhd(1)		2,962	67
			219
Thailand†
Aqua Corp. PCL(1)		391,650	111
Erawan Group PCL(1)		1,243	77
Kiatnakin Phatra Bank PCL, NVDR(1)		2,092	104
Kiatnakin Phatra Bank PCL, NVDR(1)		2,092	11
MBK PCL, NVDR(1)		912	334
VGI PCL(1)		6,660	15
			652
TOTAL WARRANTS (Cost $—)			871
CORPORATE BONDS†
India†
Britannia Industries Ltd., 5.50%, 6/3/24 (Acquired 5/25/21, Cost $433)(4) (Cost $433)	INR	31,523	374
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class		976,484	976,484
State Street Navigator Securities Lending Government Money Market Portfolio(5)		2,387,796	2,387,796
TOTAL SHORT-TERM INVESTMENTS (Cost $3,364,280)			3,364,280
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $331,535,635)			330,213,733
OTHER ASSETS AND LIABILITIES — (1.2)%			(4,032,662)
TOTAL NET ASSETS — 100.0%			$326,181,071

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	19.8%
Financials	19.3%
Consumer Discretionary	14.2%
Industrials	10.0%
Materials	10.0%
Communication Services	7.1%
Energy	5.4%
Consumer Staples	4.7%
Health Care	4.1%
Utilities	3.3%
Real Estate	2.3%
Short-Term Investments	1.0%
Other Assets and Liabilities	(1.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
INR	–	Indian Rupee
NVDR	–	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,113,632. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $374, which represented less than 0.05% of total net assets.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,737,481, which includes securities collateral of $8,349,685.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$11,106,832	$9,785,993	—
Chile	268,236	1,698,608	—
China	23,227,314	57,676,710	—
Colombia	258,966	228,222	—
India	4,017,545	58,648,967	—
Indonesia	669,543	6,057,565	—
Mexico	2,747,131	6,513,699	—
Peru	819,002	—	—
Philippines	102,767	2,114,215	—
South Africa	1,922,868	9,197,548	—
South Korea	3,983,541	42,146,443	—
Taiwan	12,460,140	47,731,955	—
Turkey	142,423	3,072,835	—
Other Countries	—	20,241,139	—
Rights	—	8,001	—
Warrants	—	871	—
Corporate Bonds	—	374	—
Short-Term Investments	3,364,280	—	—
	$65,090,588	$265,123,145	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.